UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-2668

                         OPPENHEIMER AMT-FREE MUNICIPALS
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

         Date of reporting period: AUGUST 1, 2004 THROUGH JULY 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.




TOP HOLDINGS AND ALLOCATIONS
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TOP TEN INDUSTRIES
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Higher Education                                                          11.0%
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Hospital/Health Care                                                       9.4
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Special Assessment                                                         8.8
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Multifamily Housing                                                        8.2
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Adult Living Facilities                                                    7.7
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Hotels, Restaurants and Leisure                                            6.6
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Tobacco Settlement Payments                                                5.2
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Special Tax                                                                4.6
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Pollution Control                                                          4.5
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Electric Utilities                                                         3.8

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2005, and are based on total market value of investments.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CREDIT ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

   AAA             11.9%

   AA               4.3

   A               23.2

   BBB             40.1

   BB               2.5

   B                2.6

   CCC              1.1

   CC               0.4

   Not Rated       13.9

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2005, and are dollar-weighted based on total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.
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                      10 | OPPENHEIMER AMT-FREE MUNICIPALS

FUND PERFORMANCE DISCUSSION
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HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF
THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED JULY 31, 2005, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The Fund's distributions and share-price appreciation have combined to produce superior performance during this report period. As of July 31, 2005, the Fund's Class A shares generated a 1-year total return of 12.69% without sales charge and 7.34% with sales charge. By comparison, its primary benchmark, the Lehman Brothers Municipal Bond index, produced a total return of 6.35%.1 Yields generated by the Fund's holdings, representing a wide variety of credit qualities and industry sectors, generated over 47% of the Fund's total return for the period. Price appreciation in long-maturity bonds and in particular in the Fund's lower-rated and unrated holdings, and in its Master Settlement Agreement ("MSA") bonds, accounted for the remainder of the period's total return. MSA bonds are backed by the issuing State's (or U.S. territory's) share of proceeds from a national litigation settlement with tobacco manufacturers. These bonds generated attractive yields and share price appreciation for shareholders during this period. Across the municipal bond market, the difference between yields on lower-rated and higher-rated municipals securities decreased, as the price of lower-rated municipal bonds rose more than that of high-grade bonds during this report period.

      Increasing prices in the Fund's lower-rated holdings, sometimes known as "credit-spread tightening," has been a significant driver of the Fund's total return during this report period. The Fund's Net Asset Value increased in this period, largely through price appreciation in bonds that we had selected for their yield and structural characteristics. With generally higher prices of longer-term, lower-rated and non-rated municipal securities, the Fund has recently favored investing a larger portion of its assets in higher-quality bonds during this period. We believe that new municipal bond issues have offered fewer higher-yielding municipal bonds that possess what we consider to be a favorable balance of risk and reward for the Fund.

      The Fund's holdings in airline sector bonds, which comprised 2.6% of the Fund's investments as of July 31, 2005, benefited from credit-spread tightening and growing passenger traffic during this report period. However, the airline industry continues to face high fuel prices and a difficult operating environment. As a result, airline bond prices have not experienced as large a price increase as bonds in other industry sectors. We continue to seek value in this airline sector, applying our bottom-up analysis to identify opportunities appropriate for the Fund.

      A small percentage of the Fund's holdings are currently exposed to "taxability risk," meaning the possibility that income from these bonds could be deemed federally taxable

1. The Lehman Brothers Municipal Bond Index is an unmanaged index of a broad range of investment grade municipal bonds. The index cannot be purchased directly by investors. Index performance is for illustrative purposes only and does not predict or depict the performance of a fund.


                      11 | OPPENHEIMER AMT-FREE MUNICIPALS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

by the Internal Revenue Service ("IRS"). The IRS is currently investigating the structure of a small number of the Fund's holdings in this regard, but we have not learned of any findings as of the date of this report. Some of these bonds held by the Fund have a "taxability call" feature by which they must be redeemed by the issuer if their income is deemed taxable; others have a feature by which the issuer would repay the Fund for any tax liability incurred. As of July 31, 2005, these bonds do not figure prominently in the Fund's portfolio.

      The Fund's position in municipal inverse-floating rate securities contributed to positive performance. These are highly-rated tax-exempt securities whose interest payments move inversely to short-term interest rates. We have sought to offset some of the interest-rate sensitivity of these bonds by also investing in premium-coupon, callable bonds whose market prices tend to exhibit little interest-rate sensitivity.

      Bonds issued to finance the Pocahontas Parkway project added to the Fund's performance during this report period. This $450 million project was undertaken to build a toll road near Richmond, Virginia. Initially, the toll road experienced low usage and lower-than-expected revenues, reducing the bond's price to a level that we viewed as attractive. In June, 2005, it was announced that a private company is considering purchasing the road. If the transaction is completed, the bond may be "pre-refunded." In a pre-refunding, a new bond issue generates proceeds that are earmarked to pay off another previously-issued--but not yet callable--bond. When a municipal bond is pre-refunded, its price generally rises significantly, as happened in this case.

      Various small Fund holdings in the Multifamily Housing sector detracted minutely from the Fund's performance during this report period. The aggregate combined effect of volatility in these bonds affected the Fund's Net Asset Value by less than one cent per share. The Fund's investments in this sector represented 8.2% of the Fund's assets as of July 31, 2005, diversified across a large number of projects. Broad diversification enables the Fund to derive yield from this sector, while mitigating risk associated with any individual holding.

      As of July 31, 2005, tobacco bonds backed by the national Master Settlement Agreement ("MSA") accounted for 5.2% of investments. MSA bond prices have increased significantly during this report period. Virginia MSA bonds issued in May 2005 were the first new tobacco bonds to be paid solely from tobacco settlement revenues since early 2003. During this report period, Westchester County, New York pre-refunded its MSA-backed bonds in June, and other municipalities announced plans to pre-refund many of their MSA-backed bonds, as well. The market reacted favorably to the issuance of new MSA bonds, and prices of MSA-backed tobacco bonds rose as speculation of additional new issuance to refund outstanding, higher coupon MSA-backed bonds increased.

      Positive news on tobacco litigation contributed to the large price rally in MSA-backed bonds. One significant event during this period was the ruling of a federal appeals court in Washington, D.C. that the U.S. government could not seek disgorgement of $280 billion


                      12 | OPPENHEIMER AMT-FREE MUNICIPALS
in past profits from the tobacco industry under the Racketeer Influenced Corrupt Organizations Act ("RICO"). The United States Court of Appeals for the District of Columbia subsequently denied the Department of Justice's request to reconsider this decision. However, on July 18, 2005, the Government filed its petition for certiorari seeking further review on this issue by the United States Supreme Court. During final arguments in this case in June 2005, the U.S. government reduced its demand for damages from the tobacco industry to $14 billion--a huge reduction from the original $280 billion claim. It is not clear when the trial judge will make a final decision in this case. However, developments during this report period have been positive for the tobacco industry and, by extension, for MSA bonds.

      Our approach to municipal bond investing is flexible and responsive to market conditions; our strategies are intended to balance many different types of risk to reduce overall portfolio risk. We continue to comb the market for bonds that offer attractive yields, and to monitor developing market conditions.

      OppenheimerFunds offers two other national municipal bond choices that investors may use in combination with Oppenheimer AMT-Free Municipals. Oppenheimer Limited Term Municipal Fund invests in shorter-term municipal bonds, at least 95% of which are investment-grade, with generally much lower price volatility than longer-term or lower credit quality funds. Investors seeking higher, federal tax-free income may consider Oppenheimer Rochester National Municipals, a high-yield municipal bond fund managed in the "Rochester style." Your financial advisor can help to identify whether there is an advantage to investing in Oppenheimer AMT-Free Municipals in conjunction with another Oppenheimer municipal bond fund.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until July 31, 2005. In the case of Class A and Class B shares, performance is measured over a ten-year period. In the case of Class C shares, performance is measured from inception of the Class on August 29, 1995. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions.

      The Fund's performance is compared to the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the index.


                      13 | OPPENHEIMER AMT-FREE MUNICIPALS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer AMT-Free Municipals (Class A)

      Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                      Oppenheimer AMT-Free      Lehman Brothers
   Date               Municipals (Class A)    Municipal Bond Index

12/31/1995                   9,525                  10,000
03/31/1996                   9,442                   9,880
06/30/1996                   9,476                   9,955
07/31/1996 1                 9,598                  10,045
10/31/1996                   9,746                  10,298
01/31/1997                  10,017                  10,463
04/30/1997                  10,078                  10,505
07/31/1997                  10,650                  11,075
10/31/1997                  10,721                  11,173
01/31/1998                  11,079                  11,520
04/30/1998                  11,001                  11,482
07/31/1998                  11,242                  11,739
10/31/1998                  11,514                  12,069
01/31/1999                  11,758                  12,286
04/30/1999                  11,771                  12,280
07/31/1999                  11,530                  12,077
10/31/1999                  11,100                  11,855
01/31/2000                  10,880                  11,840
04/30/2000                  11,176                  12,167
07/31/2000                  11,432                  12,597
10/31/2000                  11,640                  12,864
01/31/2001                  11,998                  13,413
04/30/2001                  11,895                  13,429
07/31/2001                  12,350                  13,867
10/31/2001                  12,473                  14,215
01/31/2002                  12,361                  14,204
04/30/2002                  12,535                  14,369
07/31/2002                  12,891                  14,797
10/31/2002                  12,884                  15,050
01/31/2003                  13,080                  15,264
04/30/2003                  13,379                  15,589
07/31/2003                  13,209                  15,331
10/31/2003                  13,785                  15,819
01/31/2004                  14,357                  16,209
04/30/2004                  14,286                  16,007
07/31/2004                  14,477                  16,218
10/31/2004                  15,157                  16,774
01/31/2005                  15,637                  16,996
04/30/2005                  15,931                  17,098
07/31/2005                  16,314                  17,247

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 7/31/05

1-Year  7.34%    5-Year  6.33%    10-Year  5.66%



                      14 | OPPENHEIMER AMT-FREE MUNICIPALS

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer AMT-Free Municipals (Class B)

      Lehman Brothers Municipal Bond Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                     Oppenheimer AMT-Free      Lehman Brothers
   Date              Municipals (Class B)    Municipal Bond Index

12/31/1995                  10,000                  10,000
03/31/1996                   9,894                   9,880
06/30/1996                   9,911                   9,955
07/31/1996 1                10,043                  10,045
10/31/1996                  10,267                  10,298
01/31/1997                  10,431                  10,463
04/30/1997                  10,476                  10,505
07/31/1997                  11,051                  11,075
10/31/1997                  11,103                  11,173
01/31/1998                  11,453                  11,520
04/30/1998                  11,350                  11,482
07/31/1998                  11,576                  11,739
10/31/1998                  11,834                  12,069
01/31/1999                  12,062                  12,286
04/30/1999                  12,052                  12,280
07/31/1999                  11,782                  12,077
10/31/1999                  11,320                  11,855
01/31/2000                  11,073                  11,840
04/30/2000                  11,354                  12,167
07/31/2000                  11,592                  12,597
10/31/2000                  11,781                  12,864
01/31/2001                  12,121                  13,413
04/30/2001                  11,994                  13,429
07/31/2001                  12,429                  13,867
10/31/2001                  12,530                  14,215
01/31/2002                  12,394                  14,204
04/30/2002                  12,569                  14,369
07/31/2002                  12,926                  14,797
10/31/2002                  12,919                  15,050
01/31/2003                  13,115                  15,264
04/30/2003                  13,415                  15,589
07/31/2003                  13,244                  15,331
10/31/2003                  13,822                  15,819
01/31/2004                  14,396                  16,209
04/30/2004                  14,325                  16,007
07/31/2004                  14,516                  16,218
10/31/2004                  15,199                  16,774
01/31/2005                  15,680                  16,996
04/30/2005                  15,974                  17,098
07/31/2005                  16,358                  17,247

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 7/31/05

1-Year  6.87%    5-Year  6.24%    10-Year  5.68%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.

1.    The Fund changed its fiscal year end from December 31 to July 31.


                      15 | OPPENHEIMER AMT-FREE MUNICIPALS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer AMT-Free Municipals (Class C)

      Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                      Oppenheimer AMT-Free     Lehman Brothers
   Date               Municipals (Class C)   Municipal Bond Index

08/29/1995                  10,000                  10,000
09/30/1995                  10,097                  10,063
12/31/1995                  10,564                  10,479
03/31/1996                  10,450                  10,353
06/30/1996                  10,467                  10,432
07/31/1996 1                10,606                  10,526
10/31/1996                  10,842                  10,791
01/31/1997                  11,015                  10,963
04/30/1997                  11,061                  11,008
07/31/1997                  11,669                  11,605
10/31/1997                  11,723                  11,708
01/31/1998                  12,093                  12,072
04/30/1998                  11,984                  12,032
07/31/1998                  12,223                  12,301
10/31/1998                  12,495                  12,647
01/31/1999                  12,736                  12,874
04/30/1999                  12,725                  12,868
07/31/1999                  12,440                  12,655
10/31/1999                  11,953                  12,423
01/31/2000                  11,692                  12,407
04/30/2000                  11,988                  12,750
07/31/2000                  12,240                  13,201
10/31/2000                  12,439                  13,480
01/31/2001                  12,798                  14,055
04/30/2001                  12,664                  14,072
07/31/2001                  13,124                  14,531
10/31/2001                  13,230                  14,896
01/31/2002                  13,071                  14,884
04/30/2002                  13,231                  15,057
07/31/2002                  13,583                  15,506
10/31/2002                  13,549                  15,770
01/31/2003                  13,726                  15,995
04/30/2003                  14,016                  16,336
07/31/2003                  13,810                  16,065
10/31/2003                  14,385                  16,576
01/31/2004                  14,956                  16,985
04/30/2004                  14,853                  16,773
07/31/2004                  15,023                  16,994
10/31/2004                  15,685                  17,577
01/31/2005                  16,168                  17,809
04/30/2005                  16,442                  17,916
07/31/2005                  16,805                  18,073

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 7/31/05

1-Year  10.87%    5-Year  6.55%    Since Inception (8/29/95)  5.37%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.

1.    The Fund changed its fiscal year end from December 31 to July 31.


                      16 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES
--------------------------------------------------------------------------------

TOTAL RETURNS AND THE ENDING ACCOUNT VALUES IN THE GRAPHS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS IN A HYPOTHETICAL INVESTMENT FOR THE PERIODS SHOWN. THE FUND'S TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF INCOME TAXES ON AN INDIVIDUAL'S INVESTMENT. TAXES MAY REDUCE YOUR ACTUAL INVESTMENT RETURNS ON ANY GAINS YOU MAY REALIZE IF YOU SELL YOUR SHARES.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

THE FUND'S INVESTMENT STRATEGY AND FOCUS CAN CHANGE OVER TIME. THE MENTION OF SPECIFIC FUND HOLDINGS DOES NOT CONSTITUTE A RECOMMENDATION BY OPPENHEIMERFUNDS, INC.

CLASS A shares of the Fund were first publicly offered on 10/27/76. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge. The Fund's maximum sales charge for Class A shares was lower prior to 1/31/86, so actual performance may have been higher.

CLASS B shares of the Fund were first publicly offered on 3/16/93. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/29/95. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                      17 | OPPENHEIMER AMT-FREE MUNICIPALS

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                      18 | OPPENHEIMER AMT-FREE MUNICIPALS
the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                             BEGINNING     ENDING           EXPENSES
                             ACCOUNT       ACCOUNT          PAID DURING
                             VALUE         VALUE            6 MONTHS ENDED
                             (2/1/05)      (7/31/05)        JULY 31, 2005
--------------------------------------------------------------------------------
Class A Actual               $1,000.00     $1,043.30        $4.72
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00      1,020.18         4.67
--------------------------------------------------------------------------------
Class B Actual                1,000.00      1,039.40         8.68
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00      1,016.31         8.58
--------------------------------------------------------------------------------
Class C Actual                1,000.00      1,039.40         8.63
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00      1,016.36         8.53

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended July 31, 2005 are as follows:

CLASS         EXPENSE RATIOS
----------------------------
Class A           0.93%
----------------------------
Class B           1.71
----------------------------
Class C           1.70
--------------------------------------------------------------------------------


                      19 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  July 31, 2005
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                                  VALUE
       AMOUNT                                                                              COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--106.3%
------------------------------------------------------------------------------------------------------------------------------------
ALABAMA--0.3%
$      15,000     AL HFA (Pelican)                                                          6.550%    03/20/2030     $       15,467
-----------------------------------------------------------------------------------------------------------------------------------
    1,580,000     AL Space Science Exhibit Finance Authority                                6.000     10/01/2025          1,569,983
-----------------------------------------------------------------------------------------------------------------------------------
       55,000     Birmingham, AL Airport Authority                                          5.625     07/01/2026             57,159
-----------------------------------------------------------------------------------------------------------------------------------
       25,000     Birmingham, AL Private Educational Building Authority
                  (Birmingham-Southern College)                                             6.125     12/01/2025             25,664
-----------------------------------------------------------------------------------------------------------------------------------
       15,000     Birmingham, AL Special Care Facilities Financing
                  Authority (Children's Hospital of Alabama)                                5.500     06/01/2022             15,827
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000     Camden, AL Industrial Devel. Board
                  (Weyerhaeuser Company), Series A 1                                        6.125     12/01/2024          1,113,490
-----------------------------------------------------------------------------------------------------------------------------------
      130,000     Cooperative District, AL Fort Deposit                                     6.000     02/01/2036            136,296
-----------------------------------------------------------------------------------------------------------------------------------
       15,000     Montgomery, AL Medical Clinic Board Health Care                           7.000     03/01/2015             15,036
                                                                                                                     --------------
                                                                                                                          2,948,922
-----------------------------------------------------------------------------------------------------------------------------------
ALASKA--0.7%
    2,500,000     AK HFC RITES 2                                                           11.954 3   06/01/2032          2,806,100
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000     AK HFC ROLs 2                                                            12.508 3   12/01/2033          2,158,800
-----------------------------------------------------------------------------------------------------------------------------------
      780,000     AK HFC, Series A                                                          5.875     12/01/2024            802,012
-----------------------------------------------------------------------------------------------------------------------------------
      175,000     AK Northern Tobacco Securitization Corp. (TASC)                           5.500     06/01/2029            180,847
                                                                                                                     --------------
                                                                                                                          5,947,759
-----------------------------------------------------------------------------------------------------------------------------------
ARIZONA--3.9%
      750,000     AZ West Campus Hsg. (Arizona State University)                            6.375     07/01/2022            885,128
-----------------------------------------------------------------------------------------------------------------------------------
      849,950     Central AZ Irrigation & Drain District, Series A                          6.000     06/01/2013            823,015
-----------------------------------------------------------------------------------------------------------------------------------
       75,000     Glendale, AZ IDA Educational Facilities
                  (American Graduate School International)                                  5.875     07/01/2015             77,664
-----------------------------------------------------------------------------------------------------------------------------------
      125,000     Glendale, AZ IDA Educational Facilities
                  (American Graduate School International)                                  6.000     07/01/2017            127,639
-----------------------------------------------------------------------------------------------------------------------------------
      800,000     Litchfield, AZ Park Community Facility District                           6.375     07/15/2026            851,624
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000     Maricopa County, AZ IDA (Christian Care Mesa II)                          6.625     01/01/2034          2,011,380
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000     Maricopa County, AZ IDA (Sun King Apartments)                             6.750     11/01/2018          1,359,015
-----------------------------------------------------------------------------------------------------------------------------------
    1,260,000     Maricopa County, AZ IDA (Sun King Apartments)                             6.750     05/01/2031          1,076,355
-----------------------------------------------------------------------------------------------------------------------------------
      225,000     Mesa, AZ IDA (Mesa Student Hsg.)                                          6.000     07/01/2032            229,268
-----------------------------------------------------------------------------------------------------------------------------------
       50,000     Mesa, AZ IDA (Mesa Student Hsg.)                                          6.250     07/01/2032             55,395
-----------------------------------------------------------------------------------------------------------------------------------
      200,000     Mesa, AZ IDA Student Hsg.
                  (Arizona State University East)                                           6.000     07/01/2026            219,212
-----------------------------------------------------------------------------------------------------------------------------------
    3,000,000     Peoria, AZ IDA (Sierra Winds)                                             6.375     08/15/2029          3,033,540
-----------------------------------------------------------------------------------------------------------------------------------
    5,535,000     Phoenix, AZ IDA (Christian Care)                                          5.500     07/01/2035          5,545,627
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000     Phoenix, AZ IDA (Summit Apartments)                                       6.550     07/20/2037          1,092,300
-----------------------------------------------------------------------------------------------------------------------------------
    1,735,000     Pima County, AZ IDA (Arizona Charter School)                              6.100     07/01/2024          1,770,342
-----------------------------------------------------------------------------------------------------------------------------------
      500,000     Pima County, AZ IDA (Arizona Charter School)                              6.300     07/01/2031            510,425
-----------------------------------------------------------------------------------------------------------------------------------
    1,570,000     Pima County, AZ IDA (Arizona Charter School)                              6.500     07/01/2023          1,638,640


                      20 | OPPENHEIMER AMT-FREE MUNICIPALS

    PRINCIPAL                                                                                                                  VALUE
       AMOUNT                                                                              COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
ARIZONA Continued
$   1,290,000     Pima County, AZ IDA (Arizona Charter School)                              6.750%    07/01/2031     $    1,346,670
-----------------------------------------------------------------------------------------------------------------------------------
    1,100,000     Pima County, AZ IDA (Noah Webster Basic School)                           6.125     12/15/2034          1,122,704
-----------------------------------------------------------------------------------------------------------------------------------
    2,845,000     Pima County, AZ IDA
                  (Phoenix Advantage Charter School)                                        5.600     07/01/2023          2,999,171
-----------------------------------------------------------------------------------------------------------------------------------
      120,000     Pima, AZ IDA (Paradise Education Center)                                  5.875     06/01/2033            117,100
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000     Verrado, AZ Community Facilities District                                 6.500     07/15/2027          5,506,450
-----------------------------------------------------------------------------------------------------------------------------------
    1,375,000     Vistancia, AZ Community Facilities District                               5.500     07/15/2020          1,392,325
-----------------------------------------------------------------------------------------------------------------------------------
    1,200,000     Vistancia, AZ Community Facilities District                               5.750     07/15/2024          1,218,600
-----------------------------------------------------------------------------------------------------------------------------------
       45,000     Yuma, AZ IDA (Regency Apartments)                                         5.500     12/20/2032             45,137
                                                                                                                     --------------
                                                                                                                         35,054,726

-----------------------------------------------------------------------------------------------------------------------------------
ARKANSAS--0.1%
      195,000     Pine Bluff, AR IDA (Colt Industries)                                      6.500     02/15/2009            195,382
-----------------------------------------------------------------------------------------------------------------------------------
      465,000     Pope County, AR Pollution Control
                  (Arkansas Power & Light Company)                                          6.300     11/01/2020            472,440
                                                                                                                     --------------
                                                                                                                            667,822
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--4.6%
    2,220,000     Beaumont, CA Financing Authority, Series B                                5.875     09/01/2023          2,346,185
-----------------------------------------------------------------------------------------------------------------------------------
    1,200,000     CA GO Fixed Receipts                                                      5.250     02/01/2025          1,285,356
-----------------------------------------------------------------------------------------------------------------------------------
    4,700,000     CA GO RITES 2                                                            11.047 3   02/01/2025          6,037,150
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000     CA Golden State Tobacco Securitization Corp.                              6.625     06/01/2040          1,143,460
-----------------------------------------------------------------------------------------------------------------------------------
    6,000,000     CA Statewide CDA (East Campus Apartments)                                 5.625     08/01/2034          6,298,800
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000     CA Statewide CDA (East Valley Tourist)                                   11.000     10/01/2020          2,059,060
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000     CA Statewide CDA COP
                  (Cedars-Sinai Medical Center) INFLOS 2                                    8.184 3   11/01/2015          1,509,420
-----------------------------------------------------------------------------------------------------------------------------------
      590,000     Independent Cities, CA Lease Finance Authority
                  (Morgan Hill-Hacienda Valley)                                             5.950     11/15/2039            612,975
-----------------------------------------------------------------------------------------------------------------------------------
    4,900,000     Los Angeles, CA Community Redevel. Agency ROLs 2                         12.568 3   09/01/2030          5,775,924
-----------------------------------------------------------------------------------------------------------------------------------
    4,175,000     Los Angeles, CA Regional Airports Improvement
                  Corp. (Delta Airlines) 1                                                  6.350     11/01/2025          3,436,526
-----------------------------------------------------------------------------------------------------------------------------------
    3,000,000     Redding, CA Electric System COP Linked SAVRS & RIBS                       6.368 4   07/01/2022          3,685,560
-----------------------------------------------------------------------------------------------------------------------------------
       50,000     Riverside, CA Unified School District Special Tax                         6.200     09/01/2030             51,291
-----------------------------------------------------------------------------------------------------------------------------------
    7,000,000     Santa Rosa, CA Rancheria Tachi Yokut Tribe Enterprise 1                   6.625     03/01/2018          7,040,810
                                                                                                                    --------------
                                                                                                                         41,282,517
-----------------------------------------------------------------------------------------------------------------------------------
COLORADO--2.8%
      500,000     Beacon Point, CO Metropolitan District                                    6.125     12/01/2025            497,650
-----------------------------------------------------------------------------------------------------------------------------------
    4,800,000     Broomfield, CO Village Metropolitan District No. 2                        6.250     12/01/2032          4,807,920
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000     Central Marksheffel, CO Metropolitan District                             7.250     12/01/2029          1,056,420
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000     CO Educational & Cultural Facilities Authority                            6.000     07/01/2042          4,994,550
-----------------------------------------------------------------------------------------------------------------------------------
       30,000     CO Health Facilities Authority
                  (Northern Colorado Medical Center)                                        6.000     05/15/2020             30,073


                      21 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                                  VALUE
       AMOUNT                                                                              COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
COLORADO Continued
$   2,270,000     CO Health Facilities Authority RITES 2                                   12.954% 3  03/01/2022     $    2,886,396
-----------------------------------------------------------------------------------------------------------------------------------
      230,000     Denver, CO City & County Airport                                          5.500     11/15/2025            238,637
-----------------------------------------------------------------------------------------------------------------------------------
      210,000     Denver, CO City & County Airport                                          5.700     11/15/2025            215,708
-----------------------------------------------------------------------------------------------------------------------------------
      500,000     High Plains, CO Metropolitan District                                     6.250     12/01/2035            507,095
-----------------------------------------------------------------------------------------------------------------------------------
    1,200,000     Kiowa, CO Water & Sewer                                                   5.500     12/01/2030          1,187,760
-----------------------------------------------------------------------------------------------------------------------------------
      750,000     SBC Metropolitan, CO District 5                                           5.000     12/01/2025            763,598
-----------------------------------------------------------------------------------------------------------------------------------
      720,000     SBC Metropolitan, CO District 5                                           5.000     12/01/2029            730,116
-----------------------------------------------------------------------------------------------------------------------------------
    1,775,000     SBC Metropolitan, CO District 5                                           5.000     12/01/2034          1,794,898
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000     Southlands, CO Medical District                                           7.000     12/01/2024          1,099,490
-----------------------------------------------------------------------------------------------------------------------------------
    4,000,000     Southlands, CO Medical District                                           7.125     12/01/2034          4,391,520
                                                                                                                     --------------
                                                                                                                         25,201,831
-----------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT--1.3%
       95,000     CT Devel. Authority Pollution Control
                  (Connecticut Light & Power Company)                                       5.850     09/01/2028            103,273
-----------------------------------------------------------------------------------------------------------------------------------
    1,460,000     CT Devel. Authority Water Facilities
                  (Bridgeport Hydraulic Corp.)                                              5.500     06/01/2028          1,462,905
-----------------------------------------------------------------------------------------------------------------------------------
       90,000     CT H&EFA (New Britain General Hospital), Series B                         6.000     07/01/2024             91,121
-----------------------------------------------------------------------------------------------------------------------------------
      140,000     CT H&EFA (Yale-New Haven Hospital)                                        5.700     07/01/2025            145,870
-----------------------------------------------------------------------------------------------------------------------------------
    9,900,000     Mashantucket, CT Western Pequot Tribe, Series B 1                         5.750     09/01/2027         10,220,859
                                                                                                                     --------------
                                                                                                                         12,024,028
-----------------------------------------------------------------------------------------------------------------------------------
DELAWARE--0.4%
    4,000,000     Bridgeville, DE Special Obligation (Heritage Shores)                      5.450     07/01/2035          4,004,680
-----------------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--0.4%
    1,000,000     District of Columbia (Carnegie Endowment)                                 5.750     11/15/2026          1,039,760
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000     District of Columbia Friendship Public Charter School                     5.250     06/01/2033          2,049,600
-----------------------------------------------------------------------------------------------------------------------------------
      500,000     District of Columbia Tobacco Settlement Financing Corp.                   6.750     05/15/2040            558,070
                                                                                                                     --------------
                                                                                                                          3,647,430
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA--9.2%
-----------------------------------------------------------------------------------------------------------------------------------
    5,990,000     Bartram Park, FL Community Devel. District 5                              5.300     05/01/2035          6,084,283
-----------------------------------------------------------------------------------------------------------------------------------
       40,000     Bay, FL Medical Center                                                    5.650     10/01/2026             41,847
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000     Beacon, FL Tradeport Community Devel. District                            7.250     05/01/2033          2,166,300
-----------------------------------------------------------------------------------------------------------------------------------
       30,000     Canaveral, FL Port Authority                                              5.625     06/01/2021             31,315
-----------------------------------------------------------------------------------------------------------------------------------
    2,350,000     Concorde Estates, FL Community Devel. District                            5.850     05/01/2035          2,388,000
-----------------------------------------------------------------------------------------------------------------------------------
      130,000     Dade County, FL Aviation (Miami International Airport)                    5.600     10/01/2026            135,961
-----------------------------------------------------------------------------------------------------------------------------------
    1,970,000     Dade County, FL IDA (Miami Cerebral Palsy Residence)                      8.000     06/01/2022          2,013,163
-----------------------------------------------------------------------------------------------------------------------------------
      195,000     Dade County, FL Public Facilities
                  (Jackson Memorial Hospital)                                               5.250     06/01/2023            195,330
-----------------------------------------------------------------------------------------------------------------------------------
       95,000     Dade County, FL Water & Sewer System                                      5.500     10/01/2025             97,261
-----------------------------------------------------------------------------------------------------------------------------------
    1,975,000     Double Branch, FL Special Assessment
                  Community Devel. District                                                 6.700     05/01/2034          2,154,686


                      22 | OPPENHEIMER AMT-FREE MUNICIPALS

    PRINCIPAL                                                                                                                  VALUE
       AMOUNT                                                                              COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$   1,500,000     East Homestead, FL Community Devel. District                              5.450%    11/01/2036     $    1,518,750
-----------------------------------------------------------------------------------------------------------------------------------
    2,500,000     FL Capital Trust Agency (American Opportunity)                            5.875     06/01/2038          2,471,075
-----------------------------------------------------------------------------------------------------------------------------------
    1,275,000     FL Capital Trust Agency (River Bend Apartments) 2,6,7                     7.000     10/01/2034              1,594
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000     FL Capital Trust Agency (Seminole Tribe Convention)                       8.950     10/01/2033          1,093,200
-----------------------------------------------------------------------------------------------------------------------------------
      750,000     FL Capital Trust Agency (Seminole Tribe Convention)                      10.000     10/01/2033            825,488
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000     FL Capital Trust Agency Multifamily Affordable Hsg.,
                  Series C                                                                  8.125     10/01/2038            995,260
-----------------------------------------------------------------------------------------------------------------------------------
      245,000     FL Gateway Services Community Devel. District
                  (Sun City Center)                                                         6.500     05/01/2033            262,603
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000     FL Principal One Community Devel. District                                5.650     05/01/2035          1,009,130
-----------------------------------------------------------------------------------------------------------------------------------
      990,000     Heritage Harbour South, FL Community Devel. District                      6.500     05/01/2034          1,061,132
-----------------------------------------------------------------------------------------------------------------------------------
      250,000     Hillsborough County, FL IDA (Senior Care Group)                           6.750     07/01/2029            254,733
-----------------------------------------------------------------------------------------------------------------------------------
      480,000     Hillsborough County, FL IDA (Tampa Electric Company)                      6.250     12/01/2034            495,878
-----------------------------------------------------------------------------------------------------------------------------------
      955,000     Hillsborough County, FL IDA (Tampa Electric Company)                      6.250     12/01/2034            983,268
-----------------------------------------------------------------------------------------------------------------------------------
    1,600,000     Islands at Doral, FL Southwest Community
                  Devel. District                                                           6.375     05/01/2035          1,729,648
-----------------------------------------------------------------------------------------------------------------------------------
      125,000     Jacksonville, FL Electric Authority (St. Johns River)                     5.250     10/01/2021            125,806
-----------------------------------------------------------------------------------------------------------------------------------
    1,875,000     Jacksonville, FL Electric Authority RITES 2                               9.419 3   10/01/2022          1,908,375
-----------------------------------------------------------------------------------------------------------------------------------
    1,225,000     Keys Cove, FL Community Devel. District                                   5.875     05/01/2035          1,275,433
-----------------------------------------------------------------------------------------------------------------------------------
    2,500,000     Lake County, FL School Board COP RITES 2,5                               13.125 3   06/01/2030          3,019,300
-----------------------------------------------------------------------------------------------------------------------------------
    4,500,000     Lee County, FL IDA (Cypress Cove Healthpark)                              6.750     10/01/2032          4,703,175
-----------------------------------------------------------------------------------------------------------------------------------
    1,215,000     Lucaya, FL Community Devel. District                                      5.375     05/01/2035          1,220,310
-----------------------------------------------------------------------------------------------------------------------------------
      600,000     Madison County, FL Mtg. (Twin Oaks)                                       6.000     07/01/2025            596,244
-----------------------------------------------------------------------------------------------------------------------------------
       85,000     Marion County, FL Hospital District
                  (Munroe Regional Medical Center)                                          5.625     10/01/2024             89,251
-----------------------------------------------------------------------------------------------------------------------------------
    2,500,000     Midtown Miami, FL Community Devel. District
                  Special Assessment                                                        6.500     05/01/2037          2,660,000
-----------------------------------------------------------------------------------------------------------------------------------
    8,035,000     Oakland, FL Charter School 1                                              6.950     12/01/2032          8,361,221
-----------------------------------------------------------------------------------------------------------------------------------
      500,000     Orange County, FL Health Facilities Authority
                  (Orlando Lutheran Towers)                                                 8.750     07/01/2026            539,710
-----------------------------------------------------------------------------------------------------------------------------------
       25,000     Palm Beach County, FL Health Facilities Authority
                  (Boca Raton Community Hospital)                                           5.625     12/01/2031             26,396
-----------------------------------------------------------------------------------------------------------------------------------
      195,000     Palm Beach County, FL Multifamily
                  (Boynton Apartments) 6,7                                                  8.000     01/01/2014            107,459
-----------------------------------------------------------------------------------------------------------------------------------
       50,000     Pinellas County, FL Educational Facilities Authority
                  (Barry University)                                                        5.375     10/01/2028             51,861
-----------------------------------------------------------------------------------------------------------------------------------
      250,000     Reunion East, FL Community Devel. District                                5.800     05/01/2036            257,830
-----------------------------------------------------------------------------------------------------------------------------------
    6,000,000     Reunion East, FL Community Devel. District, Series A 1                    7.375     05/01/2033          6,727,980
-----------------------------------------------------------------------------------------------------------------------------------
    2,500,000     Reunion West, FL Community Devel. District
                  Special Assessment                                                        6.250     05/01/2036          2,641,850
-----------------------------------------------------------------------------------------------------------------------------------
      275,000     Santa Rosa Bay, FL Bridge Authority                                       6.250     07/01/2028            285,390


                      23 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                                  VALUE
       AMOUNT                                                                              COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$      75,000     South Lake County, FL Hospital District
                  (Orlando Regional Healthcare System)                                      5.800%    10/01/2034     $       78,668
-----------------------------------------------------------------------------------------------------------------------------------
      100,000     South Miami, FL Health Facilities Authority
                  (SMH/BHM/BHSSF/SMHS/HHI Obligated Group)                                  5.375     10/01/2016            102,314
-----------------------------------------------------------------------------------------------------------------------------------
    1,280,000     South-Dade, FL Venture Community Devel. District                          6.125     05/01/2034          1,356,006
-----------------------------------------------------------------------------------------------------------------------------------
    3,000,000     St. John's Forest, FL Community Devel. District, Series A                 6.125     05/01/2034          3,112,770
-----------------------------------------------------------------------------------------------------------------------------------
      975,000     Stonegate, FL Community Devel. District                                   6.000     05/01/2024          1,032,086
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000     Stonegate, FL Community Devel. District                                   6.125     05/01/2034          1,057,040
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000     Sumter Landing, FL Community Devel. District                              6.875     05/01/2023          2,174,740
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000     Sumter Landing, FL Community Devel. District                              6.950     05/01/2033          2,142,320
-----------------------------------------------------------------------------------------------------------------------------------
       10,000     University of FL (University Hsg.)                                        5.500     07/01/2023             10,021
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000     Village Community, FL Devel. District No.5, Series A                      6.100     05/01/2034          1,050,720
-----------------------------------------------------------------------------------------------------------------------------------
      925,000     Village Community, FL Devel. District No.5, Series A                      6.500     05/01/2033            996,937
-----------------------------------------------------------------------------------------------------------------------------------
    5,100,000     Volusia County, FL Educational Facility Authority
                  (Emery-Riddle Aeronautical University)                                    6.125     10/15/2026          5,372,748
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000     World Commerce, FL Community Devel.
                  District Special Assessment                                               6.500     05/01/2036          1,033,640
                                                                                                                     --------------
                                                                                                                         82,127,506
-----------------------------------------------------------------------------------------------------------------------------------
GEORGIA--5.3%
   13,000,000     Atlanta, GA Devel. Authority Student Hsg.
                  (ADA/CAU Partners) 1                                                      6.000     07/01/2036         14,203,670
-----------------------------------------------------------------------------------------------------------------------------------
    3,905,000     Atlanta, GA Devel. Authority Student Hsg.
                  (ADA/CAU Partners)                                                        6.250     07/01/2024          4,356,965
-----------------------------------------------------------------------------------------------------------------------------------
    2,380,000     Atlanta, GA Devel. Authority Student Hsg.
                  (ADA/CAU Partners)                                                        6.250     07/01/2036          2,644,799
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000     Atlanta, GA Tax Allocation (Eastside) 5                                   5.400     01/01/2020          1,000,180
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000     Atlanta, GA Tax Allocation (Eastside) 5                                   5.600     01/01/2030          2,007,300
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000     Augusta, GA Airport (General Passenger Facilities Charge)                 5.150     01/01/2035          1,015,930
-----------------------------------------------------------------------------------------------------------------------------------
    3,000,000     Burke County, GA Devel. Authority RITES 2                                 9.582 3   05/01/2034          3,029,700
-----------------------------------------------------------------------------------------------------------------------------------
    9,835,000     De Kalb County, GA Devel. Authority Public Purpose 1                      5.500     12/10/2023          9,899,518
-----------------------------------------------------------------------------------------------------------------------------------
      995,000     De Kalb County, GA Hsg. Authority
                  (Alternative Hsg. Snapwoods)                                              5.500     12/20/2032          1,029,606
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000     Fulton County, GA Residential Care Facilities
                  (Canterbury Court)                                                        6.125     02/15/2034          2,049,080
-----------------------------------------------------------------------------------------------------------------------------------
       15,000     GA Municipal Electric Authority                                           5.625     01/01/2025             15,453
-----------------------------------------------------------------------------------------------------------------------------------
    2,815,000     GA Municipal Electric Authority RITES 1,2                                16.944 3   01/01/2017          5,100,949
-----------------------------------------------------------------------------------------------------------------------------------
      500,000     GA Municipal Electric Authority, Series X                                 6.500     01/01/2012            560,510
-----------------------------------------------------------------------------------------------------------------------------------
       30,000     Savannah, GA EDA (University Financing Foundation)                        6.750     11/15/2020             33,500
-----------------------------------------------------------------------------------------------------------------------------------
       85,000     Savannah, GA EDA (University Financing Foundation)                        6.750     11/15/2031             93,798
                                                                                                                     --------------
                                                                                                                         47,040,958


                      24 | OPPENHEIMER AMT-FREE MUNICIPALS

    PRINCIPAL                                                                                                                  VALUE
       AMOUNT                                                                              COUPON       MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
HAWAII--1.3%
$   5,000,000     HI Airport System RITES 2                                                 8.962% 3  07/01/2020     $    6,045,800
-----------------------------------------------------------------------------------------------------------------------------------
    4,200,000     HI Department of Budget & Finance Special Purpose
                  (Kahala Nui)                                                              8.000     11/15/2033          4,832,268
-----------------------------------------------------------------------------------------------------------------------------------
      500,000     HI Department of Budget & Finance Special Purpose
                  (Kahala Senior Living Community)                                          7.875     11/15/2023            576,790
-----------------------------------------------------------------------------------------------------------------------------------
       45,000     HI Hsg. Finance & Devel. Corp. (Single Family Mtg.),
                  Series B                                                                  5.900     07/01/2027             45,459
                                                                                                                     --------------
                                                                                                                         11,500,317
-----------------------------------------------------------------------------------------------------------------------------------
IDAHO--3.4%
    2,500,000     ID Health Facilities Authority ROLs 2                                    12.418 3   09/01/2035          2,783,500
-----------------------------------------------------------------------------------------------------------------------------------
    1,780,000     ID Health Facilities Authority ROLs 2,5                                  13.167 3   09/01/2035          1,981,852
-----------------------------------------------------------------------------------------------------------------------------------
       20,000     ID Hsg. Agency (Multifamily Hsg.)                                         6.700     07/01/2024             20,222
-----------------------------------------------------------------------------------------------------------------------------------
   16,720,000     Nez Perce County, ID Pollution Control (Potlatch Corp.) 1                 6.000     10/01/2024         17,027,815
-----------------------------------------------------------------------------------------------------------------------------------
    5,360,000     Pocatello, ID Devel. Authority Revenue Allocation
                  Tax Increment, Series A                                                   6.000     08/01/2028          5,387,711
-----------------------------------------------------------------------------------------------------------------------------------
    2,980,000     Twin Falls, ID Urban Renewal Agency, Series A 5                           5.450     08/01/2022          2,967,246
                                                                                                                     --------------
                                                                                                                         30,168,346
-----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS--6.6%
    6,875,000     Chicago, IL GO 1                                                          5.125     01/01/2025          7,061,038
-----------------------------------------------------------------------------------------------------------------------------------
    9,000,000     Chicago, IL O'Hare International Airport
                  (American Airlines) 1                                                     8.200     12/01/2024          8,886,060
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000     Chicago, IL Tax (Pilsen Redevel.)                                         6.750     06/01/2022          5,287,200
-----------------------------------------------------------------------------------------------------------------------------------
    2,400,000     Cook County, IL Community School District GO                              7.125     06/01/2024          3,051,768
-----------------------------------------------------------------------------------------------------------------------------------
       50,000     IL Devel. Finance Authority (Illinois Power Company)                      5.400     03/01/2028             50,089
-----------------------------------------------------------------------------------------------------------------------------------
    1,625,000     IL Educational Facilities Authority (Augustana College)                   5.625     10/01/2022          1,715,513
-----------------------------------------------------------------------------------------------------------------------------------
    3,000,000     IL Educational Facilities Authority (Augustana College)                   5.700     10/01/2032          3,132,570
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000     IL Finance Authority (Friendship Village Schaumburg)                      5.375     02/15/2025          2,020,020
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000     IL Finance Authority (Friendship Village Schaumburg)                      5.625     02/15/2037          2,027,200
-----------------------------------------------------------------------------------------------------------------------------------
    3,000,000     IL Finance Authority Student Hsg.
                  (MJH Education Assistance)                                                5.125     06/01/2035          3,014,610
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000     IL Health Facilities Authority
                  (Covenant Retirement Communities)                                         5.625     12/01/2032          5,357,950
-----------------------------------------------------------------------------------------------------------------------------------
       35,000     IL Health Facilities Authority (Edward Hospital)                          6.000     02/15/2019             35,431
-----------------------------------------------------------------------------------------------------------------------------------
    4,000,000     IL Health Facilities Authority (Lake Forest Hospital)                     6.000     07/01/2033          4,336,360
-----------------------------------------------------------------------------------------------------------------------------------
      615,000     IL Health Facilities Authority
                  (Rush-Presbyterian-St. Luke's Medical Center)                             5.500     11/15/2025            618,758
-----------------------------------------------------------------------------------------------------------------------------------
    3,500,000     IL Health Facilities Authority ROLs 2                                    12.913 3   08/15/2033          4,046,070
-----------------------------------------------------------------------------------------------------------------------------------
       30,000     IL Hsg. Devel. Authority (Multifamily Hsg.)                               7.000     07/01/2017             30,225
-----------------------------------------------------------------------------------------------------------------------------------
       90,000     IL Hsg. Devel. Authority (Multifamily Hsg.), Series 1991-A                8.250     07/01/2016             93,510
-----------------------------------------------------------------------------------------------------------------------------------
       10,000     IL Hsg. Devel. Authority (Multifamily Hsg.), Series A                     6.125     07/01/2025             10,011
-----------------------------------------------------------------------------------------------------------------------------------
    2,500,000     IL Metropolitan Pier & Exposition Authority RITES 2                      10.944 3   12/15/2028          2,952,900


                      25 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                              COUPON       MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
$   1,475,000     Lake County, IL HFC, Series A                                             6.700%    11/01/2014     $    1,477,434
-----------------------------------------------------------------------------------------------------------------------------------
    2,725,000     Lincolnshire, IL Special Service Area No. 1 Special Tax
                  (Sedgebrook)                                                              6.250     03/01/2034          2,889,345
-----------------------------------------------------------------------------------------------------------------------------------
      500,000     Schaumburg, IL Multifamily Hsg. (Plum Grove)                              6.050     02/01/2031            522,330
                                                                                                                     --------------
                                                                                                                         58,616,392
-----------------------------------------------------------------------------------------------------------------------------------
INDIANA--2.1%
    5,000,000     Fort Wayne, IN Pollution Control (General Motors Corp.)                   6.200     10/15/2025          4,975,500
-----------------------------------------------------------------------------------------------------------------------------------
       25,000     IN Devel. Finance Authority (USX Corp.)                                   5.600     12/01/2032             25,982
-----------------------------------------------------------------------------------------------------------------------------------
       80,000     IN Devel. Finance Authority (USX Corp.)                                   6.150     07/15/2022             84,257
-----------------------------------------------------------------------------------------------------------------------------------
      500,000     Indianapolis, IN Economic Devel.
                  (Roman Catholic Archdiocese of Indiana)                                   5.500     07/01/2026            520,205
-----------------------------------------------------------------------------------------------------------------------------------
    3,250,000     Indianapolis, IN Local Public Improvement
                  Bond Bank RITES 2                                                        11.954 3   07/01/2033          4,181,320
-----------------------------------------------------------------------------------------------------------------------------------
    2,055,000     Marion, IN Redevel. District County Optional Income Tax                   5.000     01/15/2030          2,116,650
-----------------------------------------------------------------------------------------------------------------------------------
    1,605,000     Marion, IN Redevel. District County Optional Income Tax                   5.250     01/15/2025          1,706,420
-----------------------------------------------------------------------------------------------------------------------------------
    4,750,000     North Manchester, IN (Estelle Peabody Memorial Home)                      7.125     07/01/2022          4,974,295
-----------------------------------------------------------------------------------------------------------------------------------
       65,000     Petersburg, IN Pollution Control
                  (Indianapolis Power & Light Company)                                      5.400     08/01/2017             66,022
-----------------------------------------------------------------------------------------------------------------------------------
      125,000     Petersburg, IN Pollution Control
                  (Indianapolis Power & Light Company)                                      6.625     12/01/2024            127,805
                                                                                                                     --------------
                                                                                                                         18,778,456
-----------------------------------------------------------------------------------------------------------------------------------
IOWA--0.3%
       50,000     IA Finance Authority
                  (Boys & Girls Home & Family Services)                                     6.250     12/01/2028             52,642
-----------------------------------------------------------------------------------------------------------------------------------
      500,000     IA Finance Authority Retirement Community
                  (Friendship Haven)                                                        5.750     11/15/2019            506,505
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000     IA Finance Authority Retirement Community
                  (Friendship Haven)                                                        6.000     11/15/2024          1,018,990
-----------------------------------------------------------------------------------------------------------------------------------
      900,000     IA Finance Authority Retirement Community
                  (Friendship Haven)                                                        6.125     11/15/2032            917,550
                                                                                                                     --------------
                                                                                                                          2,495,687
-----------------------------------------------------------------------------------------------------------------------------------
KANSAS--1.4%
    1,770,000     Hays, KS Sales Tax                                                        6.000     01/01/2025          1,793,807
-----------------------------------------------------------------------------------------------------------------------------------
    2,735,000     KS Devel. Finance Authority (Luther Gardens)                              5.600     05/20/2034          3,000,076
-----------------------------------------------------------------------------------------------------------------------------------
      750,000     Wyandotte County/Kansas City, KS Unified
                  Government Pollution Control (General Motors)                             6.000     06/01/2025            757,680
-----------------------------------------------------------------------------------------------------------------------------------
    7,000,000     Wyandotte County/Kansas City, KS Unified
                  Government Special Obligation (Sales Tax)                                 5.000     12/01/2020          7,062,020
                                                                                                                     --------------
                                                                                                                         12,613,583


                      26 | OPPENHEIMER AMT-FREE MUNICIPALS

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                              COUPON       MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
KENTUCKY--0.3%
$   2,190,000     Boone County, KY Pollution Control
                  (Dayton Power & Light Company)                                            6.500%    11/15/2022     $    2,234,041
-----------------------------------------------------------------------------------------------------------------------------------
      415,000     Kenton County, KY Airport Special Facilities
                  (Delta Airlines)                                                          7.250     02/01/2022            375,525
-----------------------------------------------------------------------------------------------------------------------------------
       50,000     KY Economic Devel. Finance Authority
                  (St. Claire Medical Center)                                               5.625     09/01/2021             51,102
                                                                                                                     --------------
                                                                                                                          2,660,668
-----------------------------------------------------------------------------------------------------------------------------------
LOUISIANA--3.9%
    5,010,000     Calcasieu Parish, LA Industrial Devel. Board (Olin Corp.) 1               6.625     02/01/2016          5,380,039
-----------------------------------------------------------------------------------------------------------------------------------
    3,940,000     LA HFA (VOA New Orleans Affordable Hsg. Corp.)                            6.800     05/01/2029          4,031,960
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000     LA Local Government EF&CD (Bellemont Apartments)                          6.000     09/01/2022          1,027,370
-----------------------------------------------------------------------------------------------------------------------------------
    1,750,000     LA Local Government EF&CD (Bellemont Apartments)                          6.000     09/01/2027          1,779,645
-----------------------------------------------------------------------------------------------------------------------------------
    3,810,000     LA Local Government EF&CD (Bellemont Apartments)                          6.000     09/01/2035          3,852,443
-----------------------------------------------------------------------------------------------------------------------------------
      910,000     LA Local Government EF&CD (Bellemont Apartments)                          7.500     09/01/2016            922,103
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000     LA Local Government EF&CD (Oakleigh Apartments),
                  Series A                                                                  6.375     06/01/2038          2,076,760
-----------------------------------------------------------------------------------------------------------------------------------
    1,245,000     LA Local Government EF&CD (Oakleigh Apartments),
                  Series A                                                                  7.500     06/01/2038          1,279,213
-----------------------------------------------------------------------------------------------------------------------------------
    2,100,000     LA Tobacco Settlement Financing Corp. Fixed Receipts                      5.875     05/15/2039          2,224,551
-----------------------------------------------------------------------------------------------------------------------------------
   10,695,000     LA Tobacco Settlement Financing Corp. RITES 2                             8.067 3   05/15/2039         11,963,534
-----------------------------------------------------------------------------------------------------------------------------------
       50,000     New Orleans, LA Aviation Board
                  (Passenger Facility Charge)                                               6.000     09/01/2019             50,625
-----------------------------------------------------------------------------------------------------------------------------------
      125,000     Pointe Coupee Parish, LA Pollution Control
                  (Gulf State Utilities Company)                                            6.700     03/01/2013            125,440
                                                                                                                     --------------
                                                                                                                         34,713,683
-----------------------------------------------------------------------------------------------------------------------------------
MAINE--0.0%
       35,000     ME H&HEFA (University of New England)                                     5.750     07/01/2023             35,077
-----------------------------------------------------------------------------------------------------------------------------------
MARYLAND--2.1%
       10,000     Baltimore, MD City Hsg. Corp.                                             7.750     10/01/2009             10,133
-----------------------------------------------------------------------------------------------------------------------------------
       50,000     Baltimore, MD City Hsg. Corp., Series A                                   7.250     07/01/2023             50,681
-----------------------------------------------------------------------------------------------------------------------------------
       20,000     Calvert County, MD Pollution Control
                  (Baltimore Gas & Electric Company)                                        5.550     07/15/2014             20,462
-----------------------------------------------------------------------------------------------------------------------------------
       40,000     MD EDC Student Hsg. (Allegheny College Hsg.)                              6.000     09/01/2032             42,756
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000     MD EDC Student Hsg. (Bowie State University)                              5.375     06/01/2033          5,011,650
-----------------------------------------------------------------------------------------------------------------------------------
    1,535,000     MD EDC Student Hsg. (Morgan State University)                             6.000     07/01/2022          1,654,530
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000     MD EDC Student Hsg. (University of Maryland)                              5.625     10/01/2023          2,108,920
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000     MD EDC Student Hsg. (University of Maryland)                              5.750     10/01/2033          2,104,940
-----------------------------------------------------------------------------------------------------------------------------------
       65,000     MD EDC Student Hsg.
                  (University Village at Sheppard Pratt)                                    6.000     07/01/2033             70,393
-----------------------------------------------------------------------------------------------------------------------------------
       75,000     MD H&HEFA (Frederick Memorial Hospital)                                   5.000     07/01/2028             75,107
-----------------------------------------------------------------------------------------------------------------------------------
       45,000     MD H&HEFA (Montgomery General Hospital)                                   5.625     07/01/2018             45,097


                      27 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                              COUPON       MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
MARYLAND Continued
$   7,000,000     MD Hsg. Community Devel. People's Resource Center 1                       5.600%    04/01/2018     $    7,258,790
-----------------------------------------------------------------------------------------------------------------------------------
      100,000     MD Industrial Devel. Financing Authority
                  (Our Lady of Good Counsel)                                                5.500     05/01/2020            101,233
-----------------------------------------------------------------------------------------------------------------------------------
      150,000     MD Industrial Devel. Financing Authority
                  (Our Lady of Good Counsel)                                                6.000     05/01/2035            154,311
-----------------------------------------------------------------------------------------------------------------------------------
      250,000     MD Stadium Authority (Convention Center Expansion)                        5.875     12/15/2013            255,660
-----------------------------------------------------------------------------------------------------------------------------------
       55,000     MD Stadium Authority Sports Facility                                      5.800     03/01/2026             56,425
-----------------------------------------------------------------------------------------------------------------------------------
       65,000     Prince Georges County, MD Pollution Control
                  (Potomac Electric Power Company)                                          6.000     09/01/2022             65,086
-----------------------------------------------------------------------------------------------------------------------------------
      145,000     Prince Georges County, MD Pollution Control
                  (Potomac Electric Power Company)                                          6.375     01/15/2023            147,857
                                                                                                                     --------------
                                                                                                                         19,234,031
-----------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--1.8%
      200,000     MA Devel. Finance Agency (Boston Biomedical Research)                     5.750     02/01/2029            207,288
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000     MA Devel. Finance Agency (Curry College)                                  5.000     03/01/2035          1,014,650
-----------------------------------------------------------------------------------------------------------------------------------
      800,000     MA Devel. Finance Agency (Eastern Nazarene College)                       5.625     04/01/2019            810,576
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000     MA Devel. Finance Agency (Eastern Nazarene College)                       5.625     04/01/2029          2,000,780
-----------------------------------------------------------------------------------------------------------------------------------
      500,000     MA Devel. Finance Agency (Evergreen Center)                               5.500     01/01/2035            505,175
-----------------------------------------------------------------------------------------------------------------------------------
       50,000     MA Devel. Finance Agency (Nichols College)                                6.000     10/01/2024             51,137
-----------------------------------------------------------------------------------------------------------------------------------
       50,000     MA Devel. Finance Agency
                  (Northern Berkshire Community Services)                                   6.250     08/15/2029             53,247
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000     MA Devel. Finance Agency
                  (Pharmacy & Allied Health Sciences)                                       5.750     07/01/2033          1,060,800
-----------------------------------------------------------------------------------------------------------------------------------
    4,000,000     MA Devel. Finance Agency
                  (Seven Hills Foundation & Affiliates)                                     5.000     09/01/2035          4,150,720
-----------------------------------------------------------------------------------------------------------------------------------
      500,000     MA Devel. Finance Agency
                  (Western New England College)                                             5.875     12/01/2022            532,830
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000     MA Devel. Finance Agency
                  (Western New England College)                                             6.125     12/01/2032          1,071,840
-----------------------------------------------------------------------------------------------------------------------------------
       40,000     MA H&EFA (Lahey Clinic Medical Center)                                    5.375     07/01/2023             40,098
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000     MA H&EFA (Nichols College)                                                6.125     10/01/2029          1,054,960
-----------------------------------------------------------------------------------------------------------------------------------
       90,000     MA H&EFA (North Adams Regional Hospital)                                  6.750     07/01/2009             92,619
-----------------------------------------------------------------------------------------------------------------------------------
       90,000     MA H&EFA (Schepens Eye Research Institute)                                6.500     07/01/2028            100,489
-----------------------------------------------------------------------------------------------------------------------------------
    1,905,677     MA Industrial Finance Agency (Bradford College)                           5.250     11/01/2018          1,721,893
-----------------------------------------------------------------------------------------------------------------------------------
      100,000     MA Industrial Finance Agency
                  (Cambridge Friends School)                                                5.800     09/01/2028             98,432
-----------------------------------------------------------------------------------------------------------------------------------
       50,000     MA Industrial Finance Agency (General Motors Corp.) 2                     5.550     04/01/2009             49,886
-----------------------------------------------------------------------------------------------------------------------------------
       30,000     MA Industrial Finance Agency (St. John's High School)                     5.350     06/01/2028             30,685
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000     University of Lowell, MA Building Authority                               5.625     11/01/2014          1,027,480
                                                                                                                     --------------
                                                                                                                         15,675,585


                      28 | OPPENHEIMER AMT-FREE MUNICIPALS

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                              COUPON       MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN--1.2%
$      25,000     Dearborn, MI Economic Devel. Corp.
                  (Oakwood Hospital Corp.)                                                  5.875%    11/15/2025     $       25,698
-----------------------------------------------------------------------------------------------------------------------------------
       25,000     Galesburg-Augusta, MI Community Schools GO                                5.500     05/01/2030             26,967
-----------------------------------------------------------------------------------------------------------------------------------
      420,000     Lansing, MI Building Authority                                            5.600     06/01/2019            429,815
-----------------------------------------------------------------------------------------------------------------------------------
       25,000     MI COP                                                                    5.500     06/01/2027             26,987
-----------------------------------------------------------------------------------------------------------------------------------
       20,000     MI Hospital Finance Authority
                  (Port Huron Hospital/Marwood Manor Nursing Home)                          5.500     07/01/2015             20,439
-----------------------------------------------------------------------------------------------------------------------------------
       50,000     MI Hsg. Devel. Authority (Charter Square)                                 5.500     01/15/2021             50,432
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000     MI Job Devel. Authority Pollution Control
                  (General Motors Corp.)                                                    5.550     04/01/2009          2,002,080
-----------------------------------------------------------------------------------------------------------------------------------
    4,000,000     MI Strategic Fund Limited Obligation
                  (The Detroit Edison Company) 1                                            6.400     09/01/2025          4,091,840
-----------------------------------------------------------------------------------------------------------------------------------
    4,015,000     MI Strategic Fund Pollution Control
                  (General Motors Corporation) 1                                            6.200     09/01/2020          4,039,572
-----------------------------------------------------------------------------------------------------------------------------------
       10,000     Mount Clemens, MI Hsg. Corp. (FHA Section 8), Series A                    6.600     06/01/2022             10,217
                                                                                                                     --------------
                                                                                                                         10,724,047
-----------------------------------------------------------------------------------------------------------------------------------
MINNESOTA--2.0%
      165,000     Dakota County, MN Community Devel. Agency
                  (Multifamily Hsg.)                                                        5.500     07/20/2043            168,749
-----------------------------------------------------------------------------------------------------------------------------------
       50,000     Hastings, MN Health Care Facility (Regina Medical Center)                 5.300     09/15/2028             50,941
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000     Minneapolis, MN Tax Increment (St. Anthony Falls)                         5.750     02/01/2027          1,005,670
-----------------------------------------------------------------------------------------------------------------------------------
       40,000     MN HFA (Single Family Mtg.), Series I                                     6.250     01/01/2015             40,063
-----------------------------------------------------------------------------------------------------------------------------------
      660,000     St. Paul, MN Hsg. & Redevel. Authority
                  (Great Northern Lofts)                                                    6.250     03/01/2029            665,518
-----------------------------------------------------------------------------------------------------------------------------------
    7,000,000     St. Paul, MN Hsg. & Redevel. Authority (Upper Landing) 1                  7.000     03/01/2029          7,016,800
-----------------------------------------------------------------------------------------------------------------------------------
      500,000     St. Paul, MN Port Authority (Healtheast Midway Campus)                    6.000     05/01/2030            508,060
-----------------------------------------------------------------------------------------------------------------------------------
    8,110,000     Washington County, MN Hsg. & Redevel. Authority
                  (Seasons Villas)                                                          6.950     12/01/2023          8,378,441
                                                                                                                     --------------
                                                                                                                         17,834,242
-----------------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI--1.2%
    4,080,000     MS Business Finance Corp. (System Energy Resources) 1                     5.875     04/01/2022          4,141,241
-----------------------------------------------------------------------------------------------------------------------------------
    1,040,000     MS Business Finance Corp. (System Energy Resources) 1                     5.900     05/01/2022          1,055,766
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000     MS Home Corp. Hsg. (Valley State Student Hsg.)                            5.500     12/01/2035          5,271,600
                                                                                                                     --------------
                                                                                                                         10,468,607
-----------------------------------------------------------------------------------------------------------------------------------
MISSOURI--3.7%
      365,000     Branson, MO IDA (Branson Hills)                                           7.050     05/01/2027            367,913
-----------------------------------------------------------------------------------------------------------------------------------
      210,000     Cameron, MO IDA Health Facilities
                  (Cameron Community Hospital)                                              6.375     12/01/2029            227,029
-----------------------------------------------------------------------------------------------------------------------------------
      750,000     Hanley Road & North of Folk Ave,
                  MO Transportation District                                                5.400     10/01/2031            745,365


                      29 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                              COUPON       MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
MISSOURI Continued
$  10,280,678     Hanley/Eager Rd., MO Transportation Devel. District,
                  Series A                                                                  0.000% 8  12/01/2023     $    2,549,094
-----------------------------------------------------------------------------------------------------------------------------------
   13,500,000     Hazelwood, MO Transportation Devel. District
                  (370/Missouri Bottom Road/Tausig Road) 1                                  7.200     05/01/2033         14,410,980
-----------------------------------------------------------------------------------------------------------------------------------
      750,000     Maplewood, MO Tax (Maplewood South Redevel.)                              5.750     11/01/2026            752,325
-----------------------------------------------------------------------------------------------------------------------------------
       20,000     MO H&EFA (Freeman Health System)                                          5.500     02/15/2024             20,237
-----------------------------------------------------------------------------------------------------------------------------------
    2,500,000     Richmond Heights, MO Tax Increment &
                  Transportation Sales Tax                                                  5.625     11/01/2025          2,522,100
-----------------------------------------------------------------------------------------------------------------------------------
    9,000,000     St. Joseph, MO IDA (Living Community of St. Joseph) 1                     7.000     08/15/2032          9,633,780
-----------------------------------------------------------------------------------------------------------------------------------
      250,000     St. Joseph, MO IDA (Shoppes at North Village)                             5.375     11/01/2024            248,348
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000     St. Joseph, MO IDA, Series B 5                                            5.375     11/01/2023            991,300
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000     St. Joseph, MO IDA, Series B 5                                            5.500     11/01/2027            999,270
                                                                                                                     --------------
                                                                                                                         33,467,741
-----------------------------------------------------------------------------------------------------------------------------------
MONTANA--0.1%
      555,000     Forsyth, MT Pollution Control (Northwestern Corp.)                        6.125     05/01/2023            560,600
-----------------------------------------------------------------------------------------------------------------------------------
       30,000     Lewis & Clark County, MT Environmental (Asarco) 6,7                       5.600     01/01/2027             26,419
                                                                                                                     --------------
                                                                                                                            587,019
-----------------------------------------------------------------------------------------------------------------------------------
NEBRASKA--1.3%
    3,730,000     NE Educational Facilities Authority
                  (Midland Lutheran College)                                                5.600     09/15/2029          3,736,714
-----------------------------------------------------------------------------------------------------------------------------------
    7,900,000     Omaha, NE Public Power District, Series A                                 4.700     02/01/2030          7,958,539
                                                                                                                     --------------
                                                                                                                         11,695,253
-----------------------------------------------------------------------------------------------------------------------------------
NEVADA--1.2%
    2,220,000     Clark County, NV Economic Devel.
                  (Alexander Dawson School at Rainbow Mountain)                             5.375     05/15/2033          2,318,901
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000     Director of the State of NV Dept. of Business
                  & Industry (Las Ventanas Retirement)                                      7.000     11/15/2034          1,057,920
-----------------------------------------------------------------------------------------------------------------------------------
    6,200,000     Las Vegas, NV Paiute Tribe, Series A 1                                    6.625     11/01/2017          6,960,120
                                                                                                                     --------------
                                                                                                                         10,336,941
-----------------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--2.1%
      495,000     Manchester, NH Hsg. & Redevel. Authority, Series B                        0.000 8   01/01/2023            192,342
-----------------------------------------------------------------------------------------------------------------------------------
      305,000     Manchester, NH Hsg. & Redevel. Authority, Series B                        0.000 8   01/01/2029             82,707
-----------------------------------------------------------------------------------------------------------------------------------
    3,220,000     Manchester, NH Hsg. & Redevel. Authority, Series B 1                      0.000 8   01/01/2030            823,901
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000     NH H&EFA (Catholic Medical Center)                                        6.125     07/01/2032          1,071,290
-----------------------------------------------------------------------------------------------------------------------------------
    4,000,000     NH H&EFA (Franklin Pierce College)                                        6.050     10/01/2034          4,355,400
-----------------------------------------------------------------------------------------------------------------------------------
       40,000     NH H&EFA (New Hampshire College)                                          6.375     01/01/2027             42,646
-----------------------------------------------------------------------------------------------------------------------------------
    1,980,000     NH H&EFA (Portsmouth Christian Academy)                                   5.750     07/01/2023          2,116,105
-----------------------------------------------------------------------------------------------------------------------------------
    6,115,000     NH H&EFA (Portsmouth Christian Academy)                                   5.850     07/01/2033          6,517,122
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000     NH H&EFA (Southern New Hampshire University)                              5.000     01/01/2030          1,024,500
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000     NH H&EFA (Southern New Hampshire University)                              5.000     01/01/2036          2,042,120


                      30 | OPPENHEIMER AMT-FREE MUNICIPALS

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                              COUPON      MATURITY          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE Continued
$     500,000     NH Turnpike System, Series A                                              6.750%    11/01/2011     $      533,520
                                                                                                                     --------------
                                                                                                                         18,801,653
-----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY--3.8%
    1,000,000     NJ EDA (Cigarette Tax)                                                    5.500     06/15/2031          1,049,690
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000     NJ EDA (Cigarette Tax)                                                    5.750     06/15/2029          2,145,620
-----------------------------------------------------------------------------------------------------------------------------------
    7,480,000     NJ Tobacco Settlement Financing Corp. (TASC)                              6.000     06/01/2037          8,063,889
-----------------------------------------------------------------------------------------------------------------------------------
    9,800,000     NJ Tobacco Settlement Financing Corp. (TASC)                              6.125     06/01/2042         10,596,054
-----------------------------------------------------------------------------------------------------------------------------------
    7,000,000     NJ Tobacco Settlement Financing Corp. (TASC)                              6.250     06/01/2043          8,093,750
-----------------------------------------------------------------------------------------------------------------------------------
    3,250,000     NJ Transit Corp. ROLs, Series 15 1,2                                      9.800 3   09/15/2015          3,969,323
                                                                                                                     --------------
                                                                                                                         33,918,326
-----------------------------------------------------------------------------------------------------------------------------------
NEW MEXICO--2.1%
    1,495,000     Cabezon, NM Public Improvement District                                   6.300     09/01/2034          1,505,585
-----------------------------------------------------------------------------------------------------------------------------------
    7,895,000     Eldorado, NM Area Water & Sanitation District                             6.000     02/01/2023          7,882,289
-----------------------------------------------------------------------------------------------------------------------------------
       25,000     Farmington, NM Pollution Control
                  (Public Service Company of New Mexico)                                    6.300     12/01/2016             26,082
-----------------------------------------------------------------------------------------------------------------------------------
    3,365,000     NM Educational Assistance Foundation                                      5.900     09/01/2031          3,532,914
-----------------------------------------------------------------------------------------------------------------------------------
    3,000,000     NM Hsg. Authority (Villa Del Oso Apartments)                              6.250     01/01/2031          3,000,870
-----------------------------------------------------------------------------------------------------------------------------------
    1,275,000     NM Hsg. Authority (Villa Del Oso Apartments)                              7.500     01/01/2038          1,260,363
-----------------------------------------------------------------------------------------------------------------------------------
    1,800,000     Sandoval County, NM (Santa Ana Pueblo)                                    7.750     07/01/2015          1,879,308
-----------------------------------------------------------------------------------------------------------------------------------
      125,000     Santa Fe, NM Educational Facilities (College of Santa Fe)                 5.875     10/01/2021            126,255
                                                                                                                     --------------
                                                                                                                         19,213,666
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK--0.0%
       50,000     NYC GO RIBS                                                               9.266 3   08/27/2015             50,214
-----------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--0.3%
       65,000     Ashville, NC Water System                                                 5.700     08/01/2025             67,911
-----------------------------------------------------------------------------------------------------------------------------------
       95,000     Charlotte, NC Mtg. (Tryon Hills Associate)                                5.875     01/01/2025             99,532
-----------------------------------------------------------------------------------------------------------------------------------
      195,000     Charlotte-Mecklenburg, NC Hospital Authority
                  (Carolinas Medical Center)                                                5.875     01/15/2026            201,195
-----------------------------------------------------------------------------------------------------------------------------------
       25,000     Kinston, NC Enterprise System                                             5.700     04/01/2021             25,994
-----------------------------------------------------------------------------------------------------------------------------------
    1,130,000     Kinston, NC Hsg. Authority (Kinston Towers)                               6.750     12/01/2018          1,143,594
-----------------------------------------------------------------------------------------------------------------------------------
      105,000     NC Eastern Municipal Power Agency, Series A                               5.625     01/01/2024            110,562
-----------------------------------------------------------------------------------------------------------------------------------
      140,000     NC Eastern Municipal Power Agency, Series B                               5.500     01/01/2017            140,294
-----------------------------------------------------------------------------------------------------------------------------------
      640,000     NC Eastern Municipal Power Agency, Series B                               5.500     01/01/2021            650,080
-----------------------------------------------------------------------------------------------------------------------------------
      475,000     NC Eastern Municipal Power Agency, Series B                               5.500     01/01/2021            475,979
-----------------------------------------------------------------------------------------------------------------------------------
       20,000     NC Eastern Municipal Power Agency, Series B                               6.250     01/01/2023             20,058
-----------------------------------------------------------------------------------------------------------------------------------
       30,000     NC HFA (Multifamily Hsg.)                                                 5.450     09/01/2024             30,143
                                                                                                                     --------------
                                                                                                                          2,965,342


                      31 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                              COUPON      MATURITY          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
OHIO--0.8%
$     490,000     Cleveland, OH Rock Glen Hsg. Assistance Corp.
                  (Ambleside Apartments)                                                    7.000%    06/01/2018     $      518,954
-----------------------------------------------------------------------------------------------------------------------------------
      530,000     Cleveland-Cuyahoga County, OH Port Authority
                  (Myers University)                                                        5.600     05/15/2025            539,673
-----------------------------------------------------------------------------------------------------------------------------------
       90,000     Cuyahoga County, OH Hospital
                  (University Hospitals Health System)                                      5.625     01/15/2026             92,758
-----------------------------------------------------------------------------------------------------------------------------------
      920,000     Glenwillow Village, OH GO                                                 5.875     12/01/2024            993,306
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000     Greene County, OH University Hsg.
                  (Central State University)                                                5.625     09/01/2032          1,575,105
-----------------------------------------------------------------------------------------------------------------------------------
      200,000     Montgomery County, OH Hospital Revenue
                  (Kettering Medical Center)                                                5.500     04/01/2026            206,838
-----------------------------------------------------------------------------------------------------------------------------------
      200,000     OH Air Quality Devel. Authority
                  (Cincinnati Gas & Electric Company)                                       5.450     01/01/2024            201,990
-----------------------------------------------------------------------------------------------------------------------------------
       25,000     OH Air Quality Devel. Authority
                  (Dayton Power & Light Company)                                            6.100     09/01/2030             25,567
-----------------------------------------------------------------------------------------------------------------------------------
      755,000     OH Air Quality Devel. Authority
                  (Dayton Power & Light Company)                                            6.100     09/01/2030            770,704
-----------------------------------------------------------------------------------------------------------------------------------
      180,000     OH Air Quality Devel. Authority
                  (Dayton Power & Light Company)                                            6.400     08/15/2027            183,096
-----------------------------------------------------------------------------------------------------------------------------------
       70,000     OH Water Devel. Authority
                  (Dayton Power & Light Company)                                            6.400     08/15/2027             71,484
-----------------------------------------------------------------------------------------------------------------------------------
      500,000     Port of Greater Cincinnati, OH
                  (Public Parking Infrastructure)                                           6.300     02/15/2024            535,595
-----------------------------------------------------------------------------------------------------------------------------------
    1,485,000     Port of Greater Cincinnati, OH
                  (Public Parking Infrastructure)                                           6.400     02/15/2034          1,579,194
                                                                                                                     --------------
                                                                                                                          7,294,264
-----------------------------------------------------------------------------------------------------------------------------------
OKLAHOMA--1.6%
      130,000     Claremore, OK Industrial & Redevel. Student Hsg.
                  (RSU Foundation)                                                          5.750     09/01/2034            136,782
-----------------------------------------------------------------------------------------------------------------------------------
       15,000     Comanche County, OK Hospital Authority, Series A                          5.375     07/01/2023             15,304
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000     Langston, OK Economic Devel. Authority
                  (LDF Student Hsg.)                                                        5.000     05/01/2030          2,022,180
-----------------------------------------------------------------------------------------------------------------------------------
      210,000     Tulsa, OK Metropolitan Utility Authority                                  5.750     09/01/2025            214,677
-----------------------------------------------------------------------------------------------------------------------------------
   12,745,000     Tulsa, OK Municipal Airport Trust (American Airlines)                     6.250     06/01/2020         11,982,849
-----------------------------------------------------------------------------------------------------------------------------------
       25,000     Tulsa, OK Municipal Airport Trust (American Airlines)                     7.350     12/01/2011             25,001
                                                                                                                     --------------
                                                                                                                         14,396,793
-----------------------------------------------------------------------------------------------------------------------------------
OREGON--0.0%
       40,000     OR Hsg. & Community Services (Single Family Mtg.)                         6.400     07/01/2018             40,442
-----------------------------------------------------------------------------------------------------------------------------------
       50,000     OR Hsg. (Elderly & Disabled Hsg.)                                         5.500     08/01/2026             50,033
                                                                                                                     --------------
                                                                                                                             90,475


                      32 | OPPENHEIMER AMT-FREE MUNICIPALS

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                              COUPON      MATURITY          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--3.0%
$   8,200,000     Allegheny County, PA HDA
                  (West Penn Allegheny Health System) 1                                     9.250%    11/15/2030     $    9,855,990
-----------------------------------------------------------------------------------------------------------------------------------
       25,000     Beaver County, PA IDA (Toledo Edison Company)                             7.750     05/01/2020             25,846
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000     Chester County, PA H&EFA (Jenners Pond)                                   7.750     07/01/2034          1,563,090
-----------------------------------------------------------------------------------------------------------------------------------
    6,000,000     Cumberland County, PA Municipal Authority
                  (Wesley Affiliated Services)                                              7.250     01/01/2035          6,587,220
-----------------------------------------------------------------------------------------------------------------------------------
    3,955,000     Northumberland County, PA IDA (NHS Youth Services)                        7.750     02/15/2029          4,150,377
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000     Philadelphia, PA H&HEFA
                  (Centralized Comprehensive Human Services)                                7.250     01/01/2021          1,073,870
-----------------------------------------------------------------------------------------------------------------------------------
    1,200,000     Philadelphia, PA H&HEFA
                  (Temple University Children's Medical Center)                             5.625     06/15/2019          1,225,464
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000     Philadelphia, PA Redevel. Authority
                  (Beech Student Hsg. Complex), Series A                                    5.625     07/01/2023          1,065,990
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000     Philadelphia, PA Redevel. Authority
                  (Beech Student Hsg. Complex), Series A                                    5.625     07/01/2028          1,586,670
                                                                                                                     --------------
                                                                                                                         27,134,517
-----------------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND--0.8%
    5,000,000     Central Falls, RI Detention Facility 1                                    7.250     07/15/2035          5,142,600
-----------------------------------------------------------------------------------------------------------------------------------
       50,000     Providence, RI HDC (Barbara Jordan Apartments)                            6.750     07/01/2025             50,578
-----------------------------------------------------------------------------------------------------------------------------------
       40,000     RI Hsg. & Mtg. Finance Corp.
                  (Homeownership Opportunity)                                               6.500     04/01/2027             40,055
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000     Tiverton, RI Special Obligation Tax
                  (Mount Hope Bay Village)                                                  6.875     05/01/2022          1,595,025
                                                                                                                     --------------
                                                                                                                          6,828,258
-----------------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--0.8%
       15,000     Greenville County, SC School District                                     5.500     12/01/2028             16,260
-----------------------------------------------------------------------------------------------------------------------------------
    2,500,000     Greenville County, SC School District ROLs 2                             10.957 3   12/01/2020          2,884,550
-----------------------------------------------------------------------------------------------------------------------------------
       35,000     Marion County, SC Hospital District                                       5.375     11/01/2025             35,859
-----------------------------------------------------------------------------------------------------------------------------------
      500,000     SC Connector 2000 Association Toll Road, Series B                         0.000 8   01/01/2021            214,210
-----------------------------------------------------------------------------------------------------------------------------------
   10,355,000     SC Connector 2000 Association Toll Road, Series B                         0.000 8   01/01/2026          3,292,476
-----------------------------------------------------------------------------------------------------------------------------------
      600,000     SC Jobs-Economic Devel. Authority
                  (Oconee Memorial Hospital)                                                6.150     03/01/2025            613,506
                                                                                                                     --------------
                                                                                                                          7,056,861
-----------------------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--1.6%
    6,000,000     SD Educational Enhancement Funding Corp.
                  Tobacco Settlement 1                                                      6.500     06/01/2032          6,563,640
-----------------------------------------------------------------------------------------------------------------------------------
    7,500,000     Sioux Falls, SD Health Facilities
                  (Rummel Memorial Home)                                                    6.750     11/15/2033          7,747,050
                                                                                                                     --------------
                                                                                                                         14,310,690


                      33 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                              COUPON      MATURITY          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
TENNESSEE--2.5%
$   3,500,000     Bradley County, TN Industrial Devel. Board (Olin Corp.)                   6.625%    11/01/2017     $    3,815,945
-----------------------------------------------------------------------------------------------------------------------------------
    2,750,000     Chattanooga, TN Health Educational & Hsg. Board
                  (Campus Devel. Foundation Phase I)                                        5.000     10/01/2025          2,723,958
-----------------------------------------------------------------------------------------------------------------------------------
    5,000,000     Chattanooga, TN Health Educational & Hsg. Board
                  (Campus Devel. Foundation Phase I)                                        5.125     10/01/2035          4,976,800
-----------------------------------------------------------------------------------------------------------------------------------
      100,000     Hamilton County, TN Industrial Devel. Board (Park at 58)                  6.700     03/01/2021             86,616
-----------------------------------------------------------------------------------------------------------------------------------
    3,020,000     Maury County, TN Industrial Devel. Board
                  (General Motors Company) 1                                                6.500     09/01/2024          3,029,332
-----------------------------------------------------------------------------------------------------------------------------------
    1,500,000     Shelby County, TN HE&HF
                  (Cornerstone-Cameron & Stonegate)                                         6.000     07/01/2028          1,068,000
-----------------------------------------------------------------------------------------------------------------------------------
    5,980,000     Smyrna, TN Hsg. Association
                  (Imperial Garden Apartments)                                              6.450     10/20/2035          6,701,965
                                                                                                                     --------------
                                                                                                                         22,402,616
-----------------------------------------------------------------------------------------------------------------------------------
TEXAS--12.3%
       15,000     Argyle, TX Independent School District                                    5.500     08/15/2026             15,773
-----------------------------------------------------------------------------------------------------------------------------------
   26,055,000     Austin, TX Convention Enterprises (Convention Center)                     5.750     01/01/2032         27,126,121
-----------------------------------------------------------------------------------------------------------------------------------
   10,765,000     Bexar County, TX HFC (American Opportunity Hsg.) 1                        6.750     12/01/2037         10,242,898
-----------------------------------------------------------------------------------------------------------------------------------
      200,000     Bexar County, TX HFC
                  (American Opportunity Hsg.-Nob Hill Apartments)                           6.000     06/01/2031            200,290
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000     Bexar County, TX HFC
                  (The Army Retirement Residence Foundation)                                6.300     07/01/2032          1,079,230
-----------------------------------------------------------------------------------------------------------------------------------
      145,000     Brazos County, TX HFDC
                  (St. Joseph Hospital & Health Center)                                     6.000     01/01/2019            145,934
-----------------------------------------------------------------------------------------------------------------------------------
      200,000     Brazos River Authority, TX Special Facilities
                  (Lake Alan Henry)                                                         5.500     08/15/2013            200,284
-----------------------------------------------------------------------------------------------------------------------------------
      200,000     Dallas-Fort Worth, TX Regional Airport                                    6.000     11/01/2009            200,514
-----------------------------------------------------------------------------------------------------------------------------------
      265,000     El Paso County, TX HFC
                  (American Village Communities), Series A                                  6.250     12/01/2020            275,226
-----------------------------------------------------------------------------------------------------------------------------------
      285,000     El Paso County, TX HFC
                  (El Paso American Hsg. Foundation), Series A                              6.375     12/01/2032            293,710
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000     Folk, TX Avenue South Transportation District                             5.625     11/01/2031          1,001,710
-----------------------------------------------------------------------------------------------------------------------------------
      550,000     Garza County, TX Public Facility Corp.                                    7.500     10/01/2019            590,502
-----------------------------------------------------------------------------------------------------------------------------------
    3,730,000     Harris County, TX Toll Road RITES 2                                      12.454 3   08/15/2024          5,112,338
-----------------------------------------------------------------------------------------------------------------------------------
      100,000     Irving, TX Hospital Authority (Irving Healthcare System)                  5.750     07/01/2010            100,241
-----------------------------------------------------------------------------------------------------------------------------------
      165,000     Keller, TX Independent School District GO                                 5.400     08/15/2023            168,736
-----------------------------------------------------------------------------------------------------------------------------------
      650,000     Lewisville, TX Combination Contract                                       6.000     10/01/2015            722,105
-----------------------------------------------------------------------------------------------------------------------------------
    1,325,000     Lewisville, TX Combination Contract                                       6.000     10/01/2025          1,470,273
-----------------------------------------------------------------------------------------------------------------------------------
    5,510,000     Lewisville, TX Combination Contract                                       6.000     10/01/2034          6,096,650
-----------------------------------------------------------------------------------------------------------------------------------
      100,000     Lewisville, TX GO                                                         5.700     09/01/2028            106,256
-----------------------------------------------------------------------------------------------------------------------------------
    3,000,000     Lewisville, TX GO                                                         6.125     09/01/2029          3,282,930
-----------------------------------------------------------------------------------------------------------------------------------
    1,175,000     Lubbock, TX HFC (Las Colinas Quail Creek Apartments)                      6.000     07/01/2022          1,201,261
-----------------------------------------------------------------------------------------------------------------------------------
    1,530,000     Lubbock, TX HFC (Las Colinas Quail Creek Apartments)                      6.000     07/01/2025          1,560,692


                      34 | OPPENHEIMER AMT-FREE MUNICIPALS

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                              COUPON      MATURITY          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$     655,000     Lubbock, TX HFC (Las Colinas Quail Creek Apartments)                      6.000%    07/01/2032     $      665,552
-----------------------------------------------------------------------------------------------------------------------------------
   20,350,000     Matagorda County, TX Navigation District
                  (Centerpoint Energy)                                                      8.000     05/01/2029         22,365,429
-----------------------------------------------------------------------------------------------------------------------------------
       75,000     Mission, TX Economic Devel. Corp.                                         6.600     01/01/2020             75,739
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000     North Central, TX HFDC (Northwest Senior Hsg. Corp.)                      7.250     11/15/2019          2,159,720
-----------------------------------------------------------------------------------------------------------------------------------
    3,000,000     North Central, TX HFDC (Northwest Senior Hsg. Corp.)                      7.500     11/15/2029          3,245,130
-----------------------------------------------------------------------------------------------------------------------------------
    1,910,000     Nueces County, TX HFC (Dolphins Landing Apartments)                       6.750     07/01/2020          1,930,953
-----------------------------------------------------------------------------------------------------------------------------------
      100,000     Nueces, TX River Authority (Asarco) 6,7                                   5.600     04/01/2018             91,132
-----------------------------------------------------------------------------------------------------------------------------------
      200,000     Pantego, TX Economic Devel. Corp. (Sales Tax)                             5.850     02/15/2022            203,132
-----------------------------------------------------------------------------------------------------------------------------------
    1,680,000     Retama, TX Devel. Corp. (Retama Racetrack)                               10.000     12/15/2019          2,525,998
-----------------------------------------------------------------------------------------------------------------------------------
      500,000     Ridge Parc, TX Devel. Corp (Multifamily)                                  6.100     06/20/2033            551,900
-----------------------------------------------------------------------------------------------------------------------------------
    4,020,000     Sabine River Authority, TX Pollution Control
                  (TXU Energy Company) 1                                                    6.150     08/01/2022          4,430,643
-----------------------------------------------------------------------------------------------------------------------------------
      100,000     Temple, TX Junior College District                                        5.800     07/01/2014            102,696
-----------------------------------------------------------------------------------------------------------------------------------
    2,125,000     Tomball, TX Hospital Authority
                  (Tomball Regional Hospital)                                               6.125     07/01/2023          2,155,388
-----------------------------------------------------------------------------------------------------------------------------------
      445,000     TX Affordable Hsg. Corp.
                  (Ashton Place & Woodstock Apartments)                                     6.300     08/01/2033            316,493
-----------------------------------------------------------------------------------------------------------------------------------
       50,000     TX Dormitory Finance Authority
                  (Temple Junior College Foundation)                                        5.750     09/01/2027             52,824
-----------------------------------------------------------------------------------------------------------------------------------
      525,000     TX Panhandle HFA (Amarillo Affordable Hsg.)                               6.625     03/01/2020            543,039
-----------------------------------------------------------------------------------------------------------------------------------
    1,980,000     TX Panhandle HFA (Amarillo Affordable Hsg.)                               6.750     03/01/2031          2,045,043
-----------------------------------------------------------------------------------------------------------------------------------
       25,000     Westador, TX Municipal Utility District GO                                6.875     03/01/2009             25,676
-----------------------------------------------------------------------------------------------------------------------------------
    4,750,000     Wichita County, TX HFDC
                  (Wichita Falls Retirement Foundation)                                     6.250     01/01/2028          4,825,905
                                                                                                                     --------------
                                                                                                                        109,506,066
-----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--0.2%
    1,500,000     Puerto Rico Municipal Finance Agency RITES 2                              8.554 3   08/01/2015          1,840,110
-----------------------------------------------------------------------------------------------------------------------------------
UTAH--0.3%
      135,000     Emery County, UT Pollution Control (Pacificorp)                           5.650     11/01/2023            135,905
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000     Murray City, UT Hospital RITES 2                                         10.954 3   05/15/2022          2,185,120
-----------------------------------------------------------------------------------------------------------------------------------
       15,000     Sandy City, UT Industrial Devel. (King Properties)                        6.125     08/01/2016             15,038
                                                                                                                     --------------
                                                                                                                          2,336,063
-----------------------------------------------------------------------------------------------------------------------------------
VERMONT--0.0%
      225,000     VT EDA (Wake Robin Corp.)                                                 6.000     03/01/2022            238,433
-----------------------------------------------------------------------------------------------------------------------------------
      130,000     VT EDA (Wake Robin Corp.)                                                 6.300     03/01/2033            138,288
                                                                                                                     --------------
                                                                                                                            376,721
-----------------------------------------------------------------------------------------------------------------------------------
VIRGINIA--3.6%
       20,000     Alexandria, VA IDA Pollution Control
                  (Potomac Electric Power Company)                                          5.375     02/15/2024             20,175


                      35 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                              COUPON       MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
VIRGINIA Continued
$   2,300,000     Buena Vista, VA Public Recreational Facilities
                  Authority (Golf Course) 1                                                 5.250%    07/15/2025     $    2,423,050
-----------------------------------------------------------------------------------------------------------------------------------
    1,090,000     Buena Vista, VA Public Recreational Facilities
                  Authority (Golf Course) 1                                                 5.500     07/15/2035          1,157,820
-----------------------------------------------------------------------------------------------------------------------------------
      920,000     Fairfax County, VA Redevel. & Hsg. Authority
                  (Burke Shire Commons)                                                     7.600     10/01/2036            988,411
-----------------------------------------------------------------------------------------------------------------------------------
       20,000     Fairfax County, VA Redevel. & Hsg. Authority
                  (Paul Spring Retirement Center)                                           6.000     12/15/2028             21,001
-----------------------------------------------------------------------------------------------------------------------------------
      465,000     Louisa, VA IDA Pollution Control
                  (Virginia Electric & Power Company)                                       5.450     01/01/2024            472,538
-----------------------------------------------------------------------------------------------------------------------------------
    4,000,000     Norfolk, VA Water                                                         5.875     11/01/2020          4,109,080
-----------------------------------------------------------------------------------------------------------------------------------
      315,000     Norton, VA IDA (Norton Community Hospital)                                6.000     12/01/2022            340,087
-----------------------------------------------------------------------------------------------------------------------------------
    3,000,000     Pocahontas Parkway Association, VA
                  (Route 895 Connector Toll Road)                                           0.000 8   08/15/2008          2,408,850
-----------------------------------------------------------------------------------------------------------------------------------
      700,000     Pocahontas Parkway Association, VA
                  (Route 895 Connector Toll Road)                                           0.000 8   08/15/2012            485,926
-----------------------------------------------------------------------------------------------------------------------------------
       35,000     Pocahontas Parkway Association, VA
                  (Route 895 Connector Toll Road)                                           0.000 8   08/15/2015             20,613
-----------------------------------------------------------------------------------------------------------------------------------
    2,715,000     Pocahontas Parkway Association, VA
                  (Route 895 Connector Toll Road)                                           0.000 8   08/15/2017          1,415,764
-----------------------------------------------------------------------------------------------------------------------------------
    4,610,000     Pocahontas Parkway Association, VA
                  (Route 895 Connector Toll Road)                                           0.000 8   08/15/2018          2,254,982
-----------------------------------------------------------------------------------------------------------------------------------
    3,255,000     Pocahontas Parkway Association, VA
                  (Route 895 Connector Toll Road)                                           0.000 8   08/15/2020          1,420,157
-----------------------------------------------------------------------------------------------------------------------------------
   13,855,000     Pocahontas Parkway Association, VA
                  (Route 895 Connector Toll Road)                                           0.000 8   08/15/2021          5,706,320
-----------------------------------------------------------------------------------------------------------------------------------
   12,270,000     Pocahontas Parkway Association, VA
                  (Route 895 Connector Toll Road) 1                                         0.000 8   08/15/2022          4,767,877
-----------------------------------------------------------------------------------------------------------------------------------
      585,000     Pocahontas Parkway Association, VA
                  (Route 895 Connector Toll Road)                                           0.000 8   08/15/2024            198,508
-----------------------------------------------------------------------------------------------------------------------------------
      985,000     Pocahontas Parkway Association, VA
                  (Route 895 Connector Toll Road)                                           0.000 8   08/15/2030            236,006
-----------------------------------------------------------------------------------------------------------------------------------
    1,150,000     Pocahontas Parkway Association, VA
                  (Route 895 Connector Toll Road)                                           5.000     08/15/2010          1,186,662
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000     Pocahontas Parkway Association, VA
                  (Route 895 Connector Toll Road) 1                                         5.000     08/15/2011          1,027,310
-----------------------------------------------------------------------------------------------------------------------------------
       25,000     Pocahontas Parkway Association, VA
                  (Route 895 Connector Toll Road)                                           5.500     08/15/2028             25,225
-----------------------------------------------------------------------------------------------------------------------------------
    1,105,000     Pocahontas Parkway Association, VA
                  (Route 895 Connector Toll Road) 1                                         5.500     08/15/2028          1,151,509
                                                                                                                     --------------
                                                                                                                         31,837,871


                      36 | OPPENHEIMER AMT-FREE MUNICIPALS

    PRINCIPAL                                                                                                                 VALUE
       AMOUNT                                                                              COUPON       MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON--4.9%
$   2,500,000     King County, WA Sewer RITES 2                                            11.454% 3  01/01/2024      $   3,158,750
-----------------------------------------------------------------------------------------------------------------------------------
      200,000     Kitsap County, WA Consolidated Hsg. Authority                             5.600     12/01/2028            204,502
-----------------------------------------------------------------------------------------------------------------------------------
      100,000     Port Camas, WA Public Industrial Corp.
                  (James River Corp. of VA)                                                 6.700     04/01/2023            100,099
-----------------------------------------------------------------------------------------------------------------------------------
       20,000     Port of Seattle, WA, Series A                                             5.500     09/01/2021             20,788
-----------------------------------------------------------------------------------------------------------------------------------
      500,000     Skagit County, WA Public Hospital District
                  (Skagit Valley Hospital)                                                  5.375     12/01/2022            518,435
-----------------------------------------------------------------------------------------------------------------------------------
      500,000     Skagit County, WA Public Hospital District
                  (Skagit Valley Hospital)                                                  5.500     12/01/2030            517,340
-----------------------------------------------------------------------------------------------------------------------------------
    2,200,000     Vancouver, WA Downtown Redevel. Authority
                  (Conference Center)                                                       5.250     01/01/2034          2,250,996
-----------------------------------------------------------------------------------------------------------------------------------
    3,250,000     Vancouver, WA Downtown Redevel. Authority
                  (Conference Center)                                                       6.000     01/01/2034          3,501,095
-----------------------------------------------------------------------------------------------------------------------------------
   15,030,000     WA Health Care Facilities Authority
                  (Overlake Hospital Medical Center)                                        5.000     07/01/2025         15,522,233
-----------------------------------------------------------------------------------------------------------------------------------
    5,855,000     WA Health Care Facilities Authority
                  (Overlake Hospital Medical Center)                                        5.000     07/01/2030          6,004,478
-----------------------------------------------------------------------------------------------------------------------------------
   10,595,000     WA Health Care Facilities Authority
                  (Overlake Hospital Medical Center)                                        5.000     07/01/2038         10,814,846
-----------------------------------------------------------------------------------------------------------------------------------
       90,000     WA Health Care Facilities Authority
                  (Yakima Valley Memorial Hospital Association)                             5.375     12/01/2027             92,994
-----------------------------------------------------------------------------------------------------------------------------------
    1,350,000     WA HFC (Nickerson Area Properties)                                        5.300     01/01/2028          1,388,624
                                                                                                                     --------------
                                                                                                                         44,095,180
-----------------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--0.4%
    1,540,000     West Liberty State College, WV, Series A                                  6.000     06/01/2023          1,586,878
-----------------------------------------------------------------------------------------------------------------------------------
    1,695,000     West Liberty State College, WV, Series A                                  6.125     06/01/2028          1,754,495
-----------------------------------------------------------------------------------------------------------------------------------
      110,000     WV GO                                                                     5.750     11/01/2021            115,870
                                                                                                                     --------------
                                                                                                                          3,457,243
-----------------------------------------------------------------------------------------------------------------------------------
WISCONSIN--0.9%
      650,000     New Berlin, WI Hsg. Authority (Apple Glen)                                6.700     11/01/2020            671,938
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000     WI H&EFA (AHC/SLMC/HMH/AMCS Obligated Group)                              5.875     08/15/2026          2,096,440
-----------------------------------------------------------------------------------------------------------------------------------
    2,275,000     WI H&EFA (Hess Memorial Hospital Association)                             7.875     11/01/2022          2,342,704
-----------------------------------------------------------------------------------------------------------------------------------
      870,000     WI H&EFA (Three Pillars Senior Living)                                    5.500     08/15/2034            884,416
-----------------------------------------------------------------------------------------------------------------------------------
    1,075,000     WI H&EFA (WMA/MHCC/MVS Obligated Group)                                   5.600     08/15/2023          1,112,303
-----------------------------------------------------------------------------------------------------------------------------------
    1,000,000     WI H&EFA (WMA/MHCC/MVS Obligated Group)                                   5.750     08/15/2026          1,038,750
-----------------------------------------------------------------------------------------------------------------------------------
      130,000     WI Hsg. & Economic Devel. Authority, Series A                             6.850     11/01/2012            130,242
                                                                                                                     --------------
                                                                                                                          8,276,793
-----------------------------------------------------------------------------------------------------------------------------------
WYOMING--1.4%
   11,680,000     Sweetwater County, WY Pollution Control
                  (Idaho Power Company) 1                                                   6.050     07/15/2026         12,153,624


                      37 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                                     SEE NOTE 1
-------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $897,909,258)--106.3%           $ 949,897,200
-------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(6.3)                        (56,652,440)
                                                                  -------------
NET ASSETS--100.0%                                                $ 893,244,760
                                                                  =============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Security has been segregated for collateral to cover borrowings. See Note 6 of Notes to Financial Statements.

2. Illiquid security. The aggregate value of illiquid securities as of July 31, 2005 was $87,388,761, which represents 9.78% of the Fund's net assets. See Note 5 of Notes to Financial Statements.

3. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of Notes to Financial Statements.

4. Represents the current interest rate for a variable or increasing rate security.

5. When-issued security or forward commitment to be delivered and settled after July 31, 2005. See Note 1 of Notes to Financial Statements.

6. Issue is in default. See Note 1 of Notes to Financial Statements.

7. Non-income producing security.

8. Represents a zero coupon bond.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ADA      Atlanta Development Authority               HE&HF    Higher Educational and Housing Facilities
AHC      Aurora Health Center                        HFA      Housing Finance Agency/Authority
AMCS     Aurora Medical Center of Sheboygan          HFC      Housing Finance Corp.
         County                                      HFDC     Health Facilities Development Corp.
BHM      Baptist Hospital of Miami                   HHI      Homestead Hospital
BHSSF    Baptist Health System of South Florida      HMH      Hartford Memorial Hospital
CAU      Clark Atlanta University                    IDA      Industrial Development Agency
CDA      Communities Development Authority           INFLOS   Inverse Floating Rate Securities
COP      Certificates of Participation               MHCC     Masonic Health Care Center
EDA      Economic Development Authority              MVS      Masonic Village on the Square
EDC      Economic Development Corporation            NYC      New York City
EF&CD    Environmental Facilities and Community      RIBS     Residual Interest Bonds
         Development                                 RITES    Residual Interest Tax Exempt Security
FHA      Federal Housing Agency                      ROLs     Residual Option Longs
GO       General Obligation                          SAVRS    Select Auction Variable Rate Securities
H&EFA    Health and Educational Facilities           SLMC     St. Luke's Medical Center
         Authority                                   SMH      South Miami Hospital
H&HEFA   Hospitals and Higher Education Facilities   SMHS     South Miami Health System
         Authority                                   TASC     Tobacco Settlement Asset-Backed Bonds
HDA      Hospital Development Authority              WMA      Wisconsin Masonic Home
HDC      Housing Development Corp.


                      38 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
SUMMARY OF RATINGS   July 31, 2005 / Unaudited
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY RATINGS CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATING                                                                  PERCENT
--------------------------------------------------------------------------------
AAA                                                                        11.9%
AA                                                                          4.3
A                                                                          23.2
BBB                                                                        40.1
BB                                                                          2.5
B                                                                           2.6
CCC                                                                         1.1
CC                                                                          0.4
Not Rated                                                                  13.9
                                                                          -----
Total                                                                     100.0%
                                                                          =====

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      39 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2005
--------------------------------------------------------------------------------

ASSETS
-----------------------------------------------------------------------------------------------------
Investments, at value (cost $897,909,258)--see accompanying statement of investments    $ 949,897,200
-----------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                   12,992,422
Investments sold                                                                           12,556,637
Shares of beneficial interest sold                                                          8,772,798
Other                                                                                          27,162
                                                                                          -----------
Total assets                                                                              984,246,219

-----------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------
Bank overdraft                                                                              4,124,008
-----------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable on borrowings (See Note 6)                                                         55,200,000
Investments purchased (including $22,418,783 purchased on a when-issued basis
or forward commitment)                                                                     29,741,726
Dividends                                                                                     718,662
Shares of beneficial interest redeemed                                                        655,014
Distribution and service plan fees                                                            171,281
Trustees' compensation                                                                        138,753
Interest expense                                                                              114,061
Shareholder communications                                                                     40,505
Transfer and shareholder servicing agent fees                                                  39,035
Other                                                                                          58,414
                                                                                        -------------
Total liabilities                                                                          91,001,459
-----------------------------------------------------------------------------------------------------
NET ASSETS                                                                              $ 893,244,760
                                                                                        =============

-----------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                              $      87,913
-----------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                852,484,880
-----------------------------------------------------------------------------------------------------
Accumulated net investment income                                                           4,921,759
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                              (16,237,734)
-----------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                 51,987,942
                                                                                        -------------
NET ASSETS                                                                              $ 893,244,760
                                                                                        =============


                      40 | OPPENHEIMER AMT-FREE MUNICIPALS

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $780,570,711 and
76,790,451 shares of beneficial interest outstanding)                                             $ 10.16
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)   $ 10.67
---------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $41,867,037 and 4,132,552 shares
of beneficial interest outstanding)                                                               $ 10.13
---------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $70,807,012 and 6,990,479 shares
of beneficial interest outstanding)                                                               $ 10.13

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      41 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2005
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------
Interest                                                                                     $ 46,826,903

----------------------------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------------------------
Management fees                                                                                 3,739,885
----------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                         1,476,481
Class B                                                                                           433,615
Class C                                                                                           400,752
----------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                           369,107
Class B                                                                                            29,213
Class C                                                                                            24,484
----------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                            58,300
Class B                                                                                             5,101
Class C                                                                                             4,320
----------------------------------------------------------------------------------------------------------
Interest expense                                                                                  588,493
----------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                        36,738
----------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                             20,540
----------------------------------------------------------------------------------------------------------
Other                                                                                             122,678
                                                                                             -------------
Total expenses                                                                                  7,309,707
Less reduction to custodian expenses                                                               (4,201)
                                                                                             -------------
Net expenses                                                                                    7,305,506

----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                          39,521,397

----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
----------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                3,876,042
----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                           40,816,767

----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                         $ 84,214,206
                                                                                             =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      42 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JULY 31,                                                                               2005            2004
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                    $  39,521,397   $  39,492,433
-----------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                            3,876,042       6,203,618
-----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                       40,816,767      12,342,456
                                                                                         ------------------------------
Net increase in net assets resulting from operations                                        84,214,206      58,038,507

-----------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                    (35,574,265)    (31,442,955)
Class B                                                                                     (2,106,289)     (2,674,280)
Class C                                                                                     (1,913,538)     (1,232,388)

-----------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                                    172,919,909      (4,849,786)
Class B                                                                                     (8,015,276)    (18,310,245)
Class C                                                                                     40,746,553       3,484,973

-----------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
Total increase                                                                             250,271,300       3,013,826
-----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                        642,973,460     639,959,634
                                                                                         ------------------------------
End of period (including accumulated net investment income of
$4,921,759 and $4,994,454, respectively)                                                 $ 893,244,760   $ 642,973,460
                                                                                         ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      43 | OPPENHEIMER AMT-FREE MUNICIPALS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JULY 31,                        2005         2004             2003        2002         2001
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    9.53    $    9.19        $    9.48   $    9.57    $    9.35
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .55 1        .59              .57         .50          .52
Net realized and unrealized gain (loss)                 .63          .28             (.32)       (.10)         .22
                                                  -------------------------------------------------------------------
Total from investment operations                       1.18          .87              .25         .40          .74
---------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.55)        (.53)            (.54)       (.49)        (.52)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   10.16    $    9.53        $    9.19   $    9.48    $    9.57
                                                  ===================================================================

---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    12.69%        9.60%            2.46%       4.39%        8.03%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 780,571    $ 568,156        $ 553,344   $ 568,935    $ 584,325
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 639,474    $ 567,291        $ 569,881   $ 568,951    $ 531,286
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  5.56%        6.18%            5.82%       5.35%        5.38%
Total expenses                                         0.92%        0.92%            0.93%       0.88%        0.85% 4
Expenses after payments and waivers and
reduction to custodian expenses                         N/A 5        N/A 5,6,7       0.88%       0.85% 4       N/A
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  31%          33%              99%         31%          20%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

7. Voluntary waiver of management fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      44 | OPPENHEIMER AMT-FREE MUNICIPALS

CLASS B     YEAR ENDED JULY 31,                        2005         2004             2003        2002          2001
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    9.50    $    9.17        $    9.45   $    9.55     $    9.33
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .48 1        .52              .49         .43           .45
Net realized and unrealized gain (loss)                 .63          .27             (.31)       (.11)          .21
                                                  --------------------------------------------------------------------
Total from investment operations                       1.11          .79              .18         .32           .66
----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.48)        (.46)            (.46)       (.42)         (.44)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   10.13    $    9.50        $    9.17   $    9.45     $    9.55
                                                  ====================================================================

----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    11.87%        8.68%            1.80%       3.50%         7.23%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  41,867    $  47,024        $  63,104   $  72,241     $  76,880
----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  43,648    $  55,864        $  67,721   $  73,571     $  65,563
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.83%        5.42%            5.04%       4.58%         4.60%
Total expenses                                         1.69%        1.69%            1.69%       1.65%         1.62% 4
Expenses after payments and waivers and
reduction to custodian expenses                         N/A 5        N/A 5,6,7       1.64%       1.62% 4        N/A
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  31%          33%              99%         31%           20%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

7. Voluntary waiver of management fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      45 | OPPENHEIMER AMT-FREE MUNICIPALS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C    YEAR ENDED JULY 31,                       2005              2004              2003              2002           2001
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     9.50        $     9.16        $     9.45       $     9.55       $   9.33
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .47 1             .51               .49              .43            .44
Net realized and unrealized gain (loss)                  .64               .29              (.32)            (.11)           .22
                                                  ---------------------------------------------------------------------------------
Total from investment operations                        1.11               .80               .17              .32            .66
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.48)             (.46)             (.46)            (.42)          (.44)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    10.13        $     9.50        $     9.16       $     9.45       $   9.55
                                                  =================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     11.87%             8.79%             1.67%            3.50%          7.23%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   70,807        $   27,793        $   23,511       $   20,491       $ 17,134
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   40,236        $   25,810        $   22,345       $   17,776       $ 14,506
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   4.70%             5.39%             5.04%            4.57%          4.60%
Total expenses                                          1.69%             1.70%             1.71%            1.65%          1.62% 4
Expenses after payments and waivers and
reduction to custodian expenses                          N/A 5             N/A 5,6,7        1.66%            1.62% 4         N/A
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   31%               33%               99%              31%            20%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

7. Voluntary waiver of management fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      46 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1.SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer AMT-Free Municipals (the Fund), is registered under the Investment Company Act of 1940, as amended, as an open end management investment company. The Fund's investment objective is to seek as high a level of current interest income exempt from federal income taxes as is available from investing in municipal securities, while attempting to preserve capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and


                      47 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of July 31, 2005, the Fund had purchased $22,418,783 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $87,387,495 as of July 31, 2005, which represents 8.88% of the Fund's total assets.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of July 31, 2005, securities with an aggregate market value of $226,604, representing 0.03% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such


                      48 | OPPENHEIMER AMT-FREE MUNICIPALS
class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
       UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED     OTHER INVESTMENTS
       NET INVESTMENT       LONG-TERM                 LOSS    FOR FEDERAL INCOME
       INCOME                    GAIN   CARRYFORWARD 1,2,3          TAX PURPOSES
       -------------------------------------------------------------------------
       $    5,799,916         $    --        $  16,237,734         $  51,987,942

1. As of July 31, 2005, the Fund had $16,237,734 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 31, 2005, details of the capital loss carryforward were as follows:

                        EXPIRING
                        ---------------------------
                        2010          $  16,237,734

2. During the fiscal year ended July 31, 2005, the Fund utilized $3,857,110 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year ended July 31, 2004, the Fund utilized $6,159,705 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for July 31, 2005. Net assets of the Fund were unaffected by the reclassifications.

                                        INCREASE TO
                                    ACCUMULATED NET
       INCREASE TO                    REALIZED LOSS
       PAID-IN CAPITAL               ON INVESTMENTS
       --------------------------------------------
       $  2,051,495                    $  2,051,495


                      49 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The tax character of distributions paid during the years ended July 31, 2005 and July 31, 2004 was as follows:

                                               YEAR ENDED      YEAR ENDED
                                            JULY 31, 2005   JULY 31, 2004
                ---------------------------------------------------------
                Distributions paid from:
                Exempt-interest dividends   $  39,594,092   $  35,349,623

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                Federal tax cost of securities   $  897,909,258
                                                 ===============
                Gross unrealized appreciation    $   54,975,431
                Gross unrealized depreciation        (2,987,489)
                                                 ---------------
                Net unrealized appreciation      $   51,987,942
                                                 ===============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended July 31, 2005, the Fund's projected benefit obligations were increased by $3,101 and payments of $9,858 were made to retired trustees, resulting in an accumulated liability of $113,640 as of July 31, 2005.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


                      50 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                 YEAR ENDED JULY 31, 2005          YEAR ENDED JULY 31, 2004
                                  SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------
CLASS A
Sold                          22,462,562    $ 225,450,851        8,210,670    $  78,148,633
Dividends and/or
distributions reinvested       2,353,091       23,430,233        2,229,147       21,257,888
Redeemed                      (7,639,925)     (75,961,175)     (11,015,574)    (104,256,307)
                              --------------------------------------------------------------
Net increase (decrease)       17,175,728    $ 172,919,909         (575,757)   $  (4,849,786)
                              ==============================================================

--------------------------------------------------------------------------------------------
CLASS B
Sold                             907,824    $   9,033,823          723,519    $   6,876,990
Dividends and/or
distributions reinvested         126,314        1,251,676          164,028        1,558,967
Redeemed                      (1,851,835)     (18,300,775)      (2,822,542)     (26,746,202)
                              --------------------------------------------------------------
Net decrease                    (817,697)   $  (8,015,276)      (1,934,995)   $ (18,310,245)
                              ==============================================================

--------------------------------------------------------------------------------------------
CLASS C
Sold                           4,627,986    $  46,321,787        1,005,569    $   9,584,113
Dividends and/or
distributions reinvested         125,410        1,246,348           94,290          896,886
Redeemed                        (688,957)      (6,821,582)        (739,420)      (6,996,026)
                              --------------------------------------------------------------
Net increase                   4,064,439    $  40,746,553          360,439    $   3,484,973
                              ==============================================================


                      51 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2005, were as follows:

                                   PURCHASES          SALES
      -----------------------------------------------------
      Investment securities     $396,576,290   $188,346,704

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets over $1 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2005, the Fund paid $419,357 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at July 31, 2005 for Class B and Class C


                      52 | OPPENHEIMER AMT-FREE MUNICIPALS
shares were $1,488,971 and $1,095,099, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                       CLASS A         CLASS B          CLASS C
                       CLASS A      CONTINGENT      CONTINGENT       CONTINGENT
                     FRONT-END        DEFERRED        DEFERRED         DEFERRED
                 SALES CHARGES   SALES CHARGES   SALES CHARGES    SALES CHARGES
                   RETAINED BY     RETAINED BY     RETAINED BY      RETAINED BY
YEAR ENDED         DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR      DISTRIBUTOR
--------------------------------------------------------------------------------
July 31, 2005         $391,535         $26,145        $122,094           $8,476

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of July 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Until terminated on January 21, 2005, the Fund had entered into an agreement which enabled it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permitted borrowings up to $540 million, collectively. Interest was charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.

      Effective January 21, 2005 the Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to


                      53 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. BORROWINGS Continued

participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $800 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (3.3439% as of July 31, 2005). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $800 million facility size.

      For the year ended July 31, 2005, the average daily loan balance was $20,816,438 at an average daily interest rate of 2.749%. The Fund had borrowings outstanding of $55,200,000 at July 31, 2005 at an interest rate of 3.3439%. The Fund had gross borrowings and gross loan repayments of $276,000,000 and $252,600,000, respectively, during the year ended July 31, 2005. The maximum amount of borrowings outstanding at any month-end during the year ended July 31, 2005 was $55,200,000. The Fund paid $52,789 in fees and $478,177 in interest during the year ended July 31, 2005.

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                      54 | OPPENHEIMER AMT-FREE MUNICIPALS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER AMT-FREE MUNICIPALS:

We have audited the accompanying statement of assets and liabilities of Oppenheimer AMT-Free Municipals, including the statement of investments, as of July 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer AMT-Free Municipals as of July 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
September 13, 2005


                      55 | OPPENHEIMER AMT-FREE MUNICIPALS

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      None of the dividends paid by the Fund during the year ended July 31, 2005 are eligible for the corporate dividend-received deduction. The dividends were derived from interest on municipal bonds and are not subject to federal income taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                      56 | OPPENHEIMER AMT-FREE MUNICIPALS

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied and the SEC's Public Reference Room in Washington D.C and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      57 | OPPENHEIMER AMT-FREE MUNICIPALS

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that were available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board was aware that there are alternatives to retaining the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Ronald H. Fielding and the Manager's Rochester Division investment team and analysts. A portfolio management team comprised of Ronald H. Fielding and other investment professionals selected from the Manager's Rochester Division manages the Fund. This portfolio management team is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Fielding has had over 27 years of experience managing municipal bond/tax-exempt investments, is a Senior Vice President of the


                      58 | OPPENHEIMER AMT-FREE MUNICIPALS

Manager since January 1996 and is a Vice President of the Fund. Mr. Fielding serves in a similar capacity for other Oppenheimer funds.

      The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other general municipal debt funds advised by other investment advisers. The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board considered that the Fund's one-year, three-year, and ten-year performance were better than its peer group average. However its five-year performance was below its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other general municipal debt funds and other funds with comparable asset levels and distribution features. The Board considered that the Fund's contractual management fees and total expenses are lower than its peer group average. However the Fund's actual management fees are higher than its peer group average. In addition, the Board evaluated the comparability of the fees charged and the services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board considered that the Fund has not experienced any recent asset growth and that, based on current asset levels, the Fund is not yet approaching its last management fee breakpoint.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the


                      59 | OPPENHEIMER AMT-FREE MUNICIPALS

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                      60 | OPPENHEIMER AMT-FREE MUNICIPALS

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD
FUND, LENGTH OF SERVICE, AGE         BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE
INDEPENDENT                          THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                             CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER
                                     RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,                  Director of American Commercial Lines (barge company) (since January 2005);
Chairman of the Board                Attorney at Hogan & Hartson (law firm) (since June 1993); Director of Danielson
of Trustees (since 2003);            Holding Corp. (waste-to-energy company) (since 2002); Director of Weyerhaeuser
Trustee (since 1993)                 Corp. (1999-April 2004); Director of Caterpillar, Inc. (1993-December 2002);
Age: 74                              Director of ConAgra Foods (1993-2001); Director of Texas Instruments (1993-2001);
                                     Director of FMC Corporation (1993-2001). Oversees 24 portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,                     Trustee of the Committee for Economic Development (policy research foundation) (since
Trustee (since 2005)                 2005); Director of ICI Education Foundation (education) (since October 1991); President
Age: 64                              of the Investment Company Institute (trade association) (1991-2004); Director of ICI
                                     Mutual Insurance Company (insurance) (1991-2004). Oversees 24 portfolios in the
                                     OppenheimerFunds complex.

ROBERT G. GALLI,                     A trustee or director of other Oppenheimer funds. Oversees 34 portfolios in the
Trustee (since 1993)                 OppenheimerFunds complex.
Age: 71

PHILLIP A. GRIFFITHS,                Director of GSI Lumonics Inc. (precision medical equipment supplier) (since 2001);
Trustee (since 1999)                 Trustee of Woodward Academy (since 1983); Senior Advisor of The Andrew W. Mellon
Age: 66                              Foundation (since 2001); Member of the National Academy of Sciences (since 1979);
                                     Member of the American Philosophical Society (since 1996); Council on Foreign Relations
                                     (since 2002); Director of the Institute for Advanced Study (1991-2004); Director of
                                     Bankers Trust New York Corporation (1994-1999). Oversees 24 portfolios in the
                                     OppenheimerFunds complex.

MARY F. MILLER,                      Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and
Trustee (since 2004)                 Senior Vice President and General Auditor of American Express Company (financial
Age: 62                              services company) (July 1998-February 2003). Oversees 24 portfolios in the
                                     OppenheimerFunds complex.

JOEL W. MOTLEY,                      Director Columbia Equity Financial Corp. (privately-held financial adviser) (since
Trustee (since 2002)                 2002); Managing Director of Carmona Motley, Inc. (privately-held financial adviser)
Age: 53                              (since January 2002); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial adviser) (January 1998-December 2001). Oversees 24 portfolios in the
                                     OppenheimerFunds complex.

KENNETH A. RANDALL,                  Director of Dominion Resources, Inc. (electric utility holding company) (since February
Trustee (since 1987)                 1972); Former Director of Prime Retail, Inc. (real estate investment trust), Dominion
Age: 78                              Energy Inc. (electric power and oil & gas producer), Lumbermens Mutual Casualty
                                     Company, American Motorists Insurance Company and American Manufacturers Mutual
                                     Insurance Company; Former President and Chief Executive Officer of The Conference
                                     Board, Inc. (international economic and business research). Oversees 24 portfolios in the OppenheimerFunds complex.


                      61 | OPPENHEIMER AMT-FREE MUNICIPALS

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

RUSSELL S. REYNOLDS, JR.,            Chairman of The Directorship Search Group, Inc. (corporate governance consulting and
Trustee (since 1989)                 executive recruiting) (since 1993); Life Trustee of International House (non-profit
Age: 73                              educational organization); Former Trustee of The Historical Society of the Town of
                                     Greenwich. Oversees 24 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,*                   Director of the following medical device companies: Medintec (since 1992) and Cathco
Trustee (since 2005)                 (since 1996); Director of Lakes Environmental Association (since 1996); Member of the
Age: 64                              Investment Committee of the Associated Jewish Charities of Baltimore (since 1994);
                                     Director of Fortis/Hartford mutual funds (1994-December 2001). Oversees 39 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,*                      President of Wold Oil Properties, Inc. (oil and gas exploration and production company)
Trustee (since 2005)                 (since 1994); Vice President, Secretary and Treasurer of Wold Trona Company, Inc. (soda
Age: 57                              ash processing and production) (since 1996); Vice President of Wold Talc Company, Inc.
                                     (talc mining) (since 1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching)
                                     (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of
                                     Kansas City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999).
                                     Oversees 39 portfolios in the OppenheimerFunds complex.

----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                   THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                          FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES AS TRUSTEE FOR AN INDEFINITE TERM AND
                                     AS AN OFFICER FOR AN ANNUAL TERM, OR UNTIL HIS RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                      Chairman, Chief Executive Officer and Director (since June 2001) and President (since
President and Trustee,               September 2000) of the Manager; President and Director or Trustee of other Oppenheimer
(2001-2004 and since 2005)           funds; President and Director of Oppenheimer Acquisition Corp. ("OAC") (the Manager's
Age: 56                              parent holding company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001); Director of OppenheimerFunds Distributor,
                                     Inc. (subsidiary of the Manager) (since November 2001); Chairman and Director of
                                     Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of
                                     OppenheimerFunds Legacy Program (charitable trust program established by the Manager)
                                     (since July 2001); Director of the following investment advisory subsidiaries of the
                                     Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management
                                     Corporation, Trinity Investment Management Corporation and Tremont Capital Management,
                                     Inc. (since November 2001), HarbourView Asset Management Corporation and OFI Private
                                     Investments, Inc. (since July 2001); President (since November 1, 2001) and Director
                                     (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President
                                     of Massachusetts Mutual Life Insurance Company (OAC's parent company) (since February
                                     1997); Director of DLB Acquisition Corporation (holding company parent of Babson
                                     Capital Management LLC) (since June 1995); Member of the Investment Company Institute's
                                     Board of Governors (since October 3, 2003); Chief Operating Officer of the Manager
                                     (September 2000-June 2001); President and Trustee of MML Series Investment Fund and
                                     MassMutual Select Funds (open-end investment companies) (November 1999-November 2001);
                                     Director of C.M. Life Insurance Company (September 1999-August 2000); President, Chief
                                     Executive Officer and Director of MML Bay State Life Insurance Company (September
                                     1999-August 2000); Director of Emerald Isle Bancorp and Hibernia Savings Bank (wholly-
                                     owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees 67

*Elected as Trustee effective August 17, 2005.


                      62 | OPPENHEIMER AMT-FREE MUNICIPALS

JOHN V. MURPHY,                      portfolios as a trustee or director and 20 additional portfolios as officer in the
Continued                            OppenheimerFunds complex.

----------------------------------------------------------------------------------------------------------------------------
OFFICERS                             THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MR. ZACK, TWO
                                     WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008, FOR
                                     MR. WIXTED AND MR. VANDEHEY, 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924, AND FOR MR.
                                     FIELDING, 350 LINDEN OAKS, ROCHESTER, NY 14625. EACH OFFICER SERVES FOR AN ANNUAL TERM
                                     OR UNTIL HIS RESIGNATION, DEATH OR REMOVAL.

RONALD H. FIELDING,                  Senior Vice President of the Manager (since January 1996); Chairman of the Rochester
Vice President (since 2002)          Division of the Manager (since January 1996). An officer of 10 portfolios in the
Age: 56                              OppenheimerFunds complex.

BRIAN W. WIXTED,                     Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the
Treasurer and Principal              following: HarbourView Asset Management Corporation, Shareholder Financial Services,
Financial and Accounting             Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation, and
Officer (since 1999)                 Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI Private Investments,
Age: 45                              Inc. (since March 2000), OppenheimerFunds International Ltd. (since May 2000),
                                     OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since
                                     November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI
                                     Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant
                                     Treasurer of the following: OAC (since March 1999), Centennial Asset Management
                                     Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April
                                     2000-June 2003); Principal and Chief Operating Officer of Bankers Trust Company-Mutual
                                     Fund Services Division (March 1995-March 1999). An officer of 87 portfolios in the
                                     OppenheimerFunds complex.

ROBERT G. ZACK,                      Executive Vice President (since January 2004) and General Counsel (since March 2002) of
Secretary (since 2001)               the Manager; General Counsel and Director of the Distributor (since December 2001);
Age: 56                              General Counsel of Centennial Asset Management Corporation (since December 2001);
                                     Senior Vice President and General Counsel of HarbourView Asset Management Corporation
                                     (since December 2001); Secretary and General Counsel of OAC (since November 2001);
                                     Assistant Secretary (since September 1997) and Director (since November 2001) of
                                     OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and
                                     Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of
                                     Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President,
                                     General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder
                                     Services, Inc. (since December 2001); Senior Vice President, General Counsel and
                                     Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001);
                                     Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                     President and General Counsel of OFI Institutional Asset Management, Inc. (since
                                     November 2001); Director of OppenheimerFunds (Asia) Limited (since December 2003);
                                     Senior Vice President (May 1985-December 2003), Acting General Counsel (November
                                     2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the
                                     Manager; Assistant Secretary of the following: Shareholder Services, Inc. (May
                                     1985-November 2001), Shareholder Financial Services, Inc. (November 1989-November
                                     2001), and OppenheimerFunds International Ltd. (September 1997-November 2001). An
                                     officer of 87 portfolios in the OppenheimerFunds complex.


                      63 | OPPENHEIMER AMT-FREE MUNICIPALS

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

MARK S. VANDEHEY,                    Senior Vice President and Chief Compliance Officer of the Manager (since March 2004);
Vice President and                   Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management
Chief Compliance Officer             Corporation and Shareholder Services, Inc. (since June 1983). Former Vice President and
(since 2004)                         Director of Internal Audit of the Manager (1997-February 2004). An officer of 87
Age: 54                              portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


                      64 | OPPENHEIMER AMT-FREE MUNICIPALS




ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $25,000 in fiscal 2005 and $20,000 in fiscal 2004.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $142,059 in fiscal 2005 and $29,500 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: internal control reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $5,000 in fiscal 2005 and $6,000 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Preparation of Forms 5500, and tax consultations on foreign withholding taxes and certain investment transactions.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $147,059 in fiscal 2005 and $35,500 in fiscal 2004 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUNDS' GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Funds' Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of July 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer AMT-Free Municipals


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: September 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: September 13, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: September 13, 2005